UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 North LaSalle Street, Suite 645
Chicago, IL 60654
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

3.31.2017

RIVERNORTH®

Semi-Annual Report

RIVERNORTH FUNDS

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Investment Adviser
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update	2
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	16
RiverNorth/Oaktree High Income Fund	50
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	67
RiverNorth/DoubleLine Strategic Income Fund	69
RiverNorth/Oaktree High Income Fund	71
Statement of Operations
RiverNorth Core Opportunity Fund	73
RiverNorth/DoubleLine Strategic Income Fund	74
RiverNorth/Oaktree High Income Fund	75
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	76
RiverNorth/DoubleLine Strategic Income Fund	78
RiverNorth/Oaktree High Income Fund	80
Financial Highlights
RiverNorth Core Opportunity Fund	82
RiverNorth/DoubleLine Strategic Income Fund	86
RiverNorth/Oaktree High Income Fund	90
Notes to Financial Statements	97
Additional Information	118
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	119

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2017.

Investment Vehicle Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% due to rounding.

Asset Class Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds and the effects of a total return swap.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

Equity Capitalization Allocation(1) (percentages are based on net assets)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

(1)
Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2017	3

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

(2)
Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2017.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Semi-Annual Report | March 31, 2017	5

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)
Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds and the effects of a total return swap.

(1)
Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk  – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

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RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

(2)
For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (S&P, Moody’s and Fitch Ratings (“Fitch”)). Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2017	7

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2017.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the leverage utilized by the underlying funds.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

High Yield & Bank Loan Geographic Breakdown

Totals may not add up to 100% due to rounding.

Credit Exposure By Type

Totals may not add up to 100% due to rounding.

(1)
Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Derivatives Risk – derivatives are subject to counterparty risk. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2017	9

RiverNorth Funds	Portfolio Update

March 31, 2017 (Unaudited)

(2)
For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree, the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

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RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

Expense Example
As a shareholder of the RiverNorth Funds (the "Trust" or "Funds"), you incur two types of costs: (1) transaction costs (such as the 2% fee on redemptions of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2016, and held for the six months ended March 31, 2017.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2017	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

	Beginning Account Value 10/01/2016	Ending Account Value 03/31/2017	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,067.70	1.11%	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	1.11%	$5.59

Class R Shares
Actual	$1,000.00	$1,067.30	1.36%	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.36%	$6.84

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,016.00	0.85%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Class R Shares
Actual	$1,000.00	$1,015.70	1.10%	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	1.10%	$5.54

RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,041.70	1.31%	$6.67
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.31%	$6.59

Class R Shares
Actual	$1,000.00	$1,040.20	1.60%	$8.14
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 66.18%
1,294,915	Adams Diversified Equity Fund, Inc.	$17,805,081
127,277	Advent Claymore Convertible Securities and Income Fund II	777,663
305,055	AllianzGI Equity & Convertible Income Fund	5,887,562
943,595	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	12,162,940
997,857	Alpine Total Dynamic Dividend Fund	8,242,299
964,563	BlackRock Credit Allocation Income Trust	12,693,649
218,622	BlackRock Debt Strategies Fund, Inc.	2,518,525
1,516,551	BlackRock Global Opportunities Equity Trust	18,805,232
475,370	BlackRock International Growth and Income Trust	2,752,392
331,604	BlackRock Multi-Sector Income Trust	5,740,065
458,814	BlackRock Resources & Commodity Strategy Trust	3,945,800
287,078	Blackstone/GSO Long-Short Credit Income Fund	4,616,214
1,151,180	Boulder Growth & Income Fund, Inc.	10,705,974
55,130	Brookfield Real Assets Income Fund, Inc.	1,255,861
1,427,335	CBRE Clarion Global Real Estate Income Fund	10,662,192
737,465	Central Fund of Canada Ltd. -Class A	9,483,800
896,054	Clough Global Equity Fund(a)	11,326,123
2,727,345	Clough Global Opportunities Fund(a)	28,064,380
329,569	Eaton Vance Limited Duration Income Fund	4,557,939
59,624	Eaton Vance Short Duration Diversified Income Fund	841,891
307,487	General American Investors Co., Inc.	10,303,889
256,479	Invesco Dynamic Credit Opportunities Fund	3,136,738
441,917	Legg Mason BW Global Income Opportunities Fund, Inc.	5,647,699
6,925,510	Liberty All Star® Equity Fund	37,813,285
375,348	LMP Capital and Income Fund, Inc.	5,341,202
143,600	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,341,224
407,487	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,088,752
113,672	Neuberger Berman High Yield Strategies Fund, Inc.	1,350,423
1,042,814	Neuberger Berman Real Estate Securities Income Fund, Inc.	5,547,771
200,476	NexPoint Credit Strategies Fund	4,590,900
441,842	Nuveen AMT-Free Municipal Income Fund	5,903,009
675,203	Nuveen Credit Strategies Income Fund	5,867,514
376,198	Nuveen Dividend Advantage Municipal Fund	5,150,151
201,759	Nuveen Dividend Advantage Municipal Income Fund	2,949,717
365,646	Nuveen Intermediate Duration Quality Municipal Term Fund	4,724,146
471,275	Nuveen Mortgage Opportunity Term Fund	11,673,482
138,035	Nuveen Mortgage Opportunity Term Fund 2	3,278,331
105,528	Prudential Global Short Duration High Yield Fund, Inc.	1,571,312
769,866	Royce Micro-Cap Trust, Inc.	6,459,176
1,751,362	Royce Value Trust, Inc.	24,519,068
1,336,120	Sprott Focus Trust, Inc.	9,927,372
1,822,940	Templeton Global Income Fund	12,122,551
793,366	Tri-Continental Corp.	18,342,622
245,335	Voya Global Equity Dividend and Premium Opportunity Fund	1,800,759
483,772	Wells Fargo Multi-Sector Income Fund	6,448,681
1,370,623	Western Asset Emerging Markets Income Fund, Inc.	21,244,657

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
1,890,560	Western Asset High Income Opportunity Fund, Inc.	$9,528,422
320,401	Zweig Fund, Inc.	3,562,859

TOTAL CLOSED-END FUNDS (Cost $374,614,822)		406,081,294

EXCHANGE-TRADED FUNDS - 9.08%
209,517	Market Vectors® Gold Miners ETF	4,779,083
475,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	9,428,861
155,495	PowerShares® FTSE RAFI US 1000 Portfolio	15,933,572
195,120	Vanguard® FTSE Developed Markets ETF	7,668,216
450,975	Vanguard® FTSE Emerging Markets ETF	17,912,727

TOTAL EXCHANGE-TRADED FUNDS (Cost $53,311,632)		55,722,459

PREFERRED STOCKS - 0.26%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,593,166

TOTAL PREFERRED STOCKS (Cost $1,444,152)		1,593,166

SHORT-TERM INVESTMENTS - 20.66%
Money Market Fund
126,765,081	State Street Institutional Trust (7 Day Yield 0.53%)	126,765,081

TOTAL SHORT-TERM INVESTMENTS (Cost $126,765,081)		126,765,081

TOTAL INVESTMENTS - 96.18% (Cost $556,135,687)		590,162,000
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.07%		400,000
OTHER ASSETS IN EXCESS OF LIABILITIES -3.75%		23,043,400
NET ASSETS - 100.00%		$613,605,400

(a)	Affiliated company. See Note 9 to Notes to Financial Statements.

See Notes to Financial Statements.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/16/2017	2.73%(b)	$32,000,000	$–	$92,884
						$92,884

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017.

*	See Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 27.32%
1,662,845	Aberdeen Asia-Pacific Income Fund, Inc.	$8,297,597
315,609	Advent Claymore Convertible Securities and Income Fund	4,942,437
805,025	Advent Claymore Convertible Securities and Income Fund II	4,918,703
408,091	Advent/Claymore Enhanced Growth & Income Fund	3,444,288
197,700	AllianceBernstein Global High Income Fund, Inc.	2,487,066
341,450	AllianceBernstein National Municipal Income Fund, Inc.	4,568,601
232,546	AllianzGI Diversified Income & Convertible Fund	4,725,335
583,137	Ares Dynamic Credit Allocation Fund, Inc.	9,341,855
2,485,437	BlackRock Corporate High Yield Fund, Inc.	27,140,972
1,729,417	BlackRock Credit Allocation Income Trust	22,759,128
1,185,775	BlackRock Debt Strategies Fund, Inc.	13,660,128
274,826	BlackRock Limited Duration Income Trust	4,279,041
523,862	BlackRock Multi-Sector Income Trust	9,068,051
467,759	BlackRock Muni Intermediate Duration Fund, Inc.	6,478,462
826,617	Blackstone/GSO Strategic Credit Fund	13,093,613
1,359,758	Brookfield Real Assets Income Fund, Inc.	30,975,287
140,895	Deutsche Global High Income Fund, Inc.	1,196,199
453,240	Deutsche High Income Opportunities Fund, Inc.	6,639,966
597,911	Deutsche Multi-Market Income Trust	5,201,826
2,367,484	Eaton Vance Limited Duration Income Fund	32,742,304
798,067	Eaton Vance Senior Income Trust	5,410,894
267,675	Eaton Vance Short Duration Diversified Income Fund	3,779,571
265,855	First Trust Aberdeen Global Opportunity Income Fund	3,089,235
555,365	First Trust High Income Long/Short Fund	9,252,381
211,045	Franklin Limited Duration Income Trust	2,526,209
1,471,170	Invesco Dynamic Credit Opportunities Fund	17,992,409
219,867	Invesco High Income Trust II	3,172,681
270,076	Invesco Municipal Trust	3,384,052
2,228,771	Invesco Senior Income Trust	10,319,210
16,749	KKR Income Opportunities Fund	284,900
455,821	Legg Mason BW Global Income Opportunities Fund, Inc.	5,825,392
817,951	MFS Charter Income Trust	7,042,558
1,035,979	MFS Multimarket Income Trust	6,340,191
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,520,018
1,490,864	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,300,749
230,385	Morgan Stanley Income Securities, Inc.	4,119,284
374,040	Neuberger Berman High Yield Strategies Fund, Inc.	4,443,595
134,985	NexPoint Credit Strategies Fund	3,091,156
2,563,737	Nuveen AMT-Free Municipal Income Fund	34,251,526
1,870,041	Nuveen Credit Strategies Income Fund	16,250,656
1,229,137	Nuveen Dividend Advantage Municipal Fund	16,826,886
323,305	Nuveen Dividend Advantage Municipal Fund 3	4,652,359
464,427	Nuveen Dividend Advantage Municipal Income Fund	6,789,923
560,578	Nuveen Global High Income Fund	9,232,720
1,071,785	Nuveen Preferred Income Opportunities Fund	10,514,211
700,196	PIMCO Dynamic Credit Income Fund	15,012,202

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
922,310	Prudential Global Short Duration High Yield Fund, Inc.	$13,733,196
586,869	Putnam Premier Income Trust	3,092,800
1,244,514	Templeton Emerging Markets Income Fund	13,975,892
2,166,040	Templeton Global Income Fund	14,404,166
385,272	The GDL Fund	3,791,076
294,306	Wells Fargo Advantage Income Opportunities Fund	2,472,170
751,459	Wells Fargo Multi-Sector Income Fund	10,016,948
1,987,682	Western Asset Emerging Markets Income Fund, Inc.	30,809,071
162,856	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,836,952
763,129	Western Asset Global High Income Fund, Inc.	7,707,603
4,554,180	Western Asset High Income Opportunity Fund, Inc.	22,953,067
839,688	Western Asset High Yield Defined Opportunity Fund, Inc.	12,897,608
1,555,387	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	17,373,673
511,001	Western Asset/Claymore Inflation-Linked Securities & Income Fund	5,881,622

TOTAL CLOSED-END FUNDS (Cost $602,588,654)		597,331,671

BUSINESS DEVELOPMENT COMPANIES - 0.58%
678,659	Ares Capital Corp.	11,795,093
52,330	SandRidge Energy, Inc.(a)	967,584

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $12,781,512)		12,762,677

BUSINESS DEVELOPMENT COMPANY BONDS - 0.28%
112,010	THL Credit, Inc., 6.750%	2,916,740
124,486	THL Credit, Inc., 6.750%	3,175,638

TOTAL BUSINESS DEVELOPMENT COMPANY BONDS (Cost $5,843,504)		6,092,378

COMMON STOCKS - 0.34%
622,740	Barington/Hilco Acquisition Corp.(a)	6,351,948
32,970	Energy XXI Gulf Coast, Inc.(a)	988,111
6,082	Pacific Rubiales Energy Corp.(a)	189,150

TOTAL COMMON STOCKS (Cost $9,254,212)		7,529,209

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
OPEN-END FUNDS - 1.25%
2,839,990	RiverNorth/Oaktree High Income Fund, Class I(b)	$27,375,800

TOTAL OPEN-END FUNDS (Cost $27,803,362)		27,375,800

PREFERRED STOCKS - 0.73%
84,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,153,861
81,800	Gladstone Investment Corp., 6.250%	2,088,534
128,627	Gladstone Investment Corp., Series C, 6.500%	3,292,851
56,444	Hercules Capital, Inc., 6.250%	1,447,794
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,188,371
76,371	The GDL Fund, Series B, 3.000%	3,849,099

TOTAL PREFERRED STOCKS (Cost $15,926,774)		16,020,510

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 0.60%
232,005	Fifth Street Finance Corp.	6.13%	04/30/2028	5,834,926
147,345	Main Street Capital Corp.	6.13%	04/01/2023	3,832,443
135,503	MVC Capital, Inc.	7.25%	01/15/2023	3,454,012

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $12,787,393)				13,121,381

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 0.99%
Australia - 0.05%
$585,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	634,289
320,000	Westpac Banking Corp.	2.60%	11/23/2020	322,511
75,000	Westpac Banking Corp.	2.00%	08/19/2021	73,333
				1,030,133
Bermuda - 0.04%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	469,500
400,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	313,000
				782,500
Brazil - 0.01%
100,000	Cosan Overseas Ltd.(e)	8.25%	Perpetual Maturity	100,750
1,500,000	OAS Finance Ltd.(c)(e)(f)	8.88%	Perpetual Maturity	67,500
				168,250

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
British Virgin Islands - 0.01%
$300,000	CNOOC Finance 2011 Ltd.(d)	4.25%	01/26/2021	$314,555
Canada - 0.05%
110,000	Open Text Corp.(c)	5.88%	06/01/2026	115,500
135,000	Potash Corp. of Saskatchewan, Inc.	4.00%	12/15/2026	138,465
160,000	Royal Bank of Canada	2.50%	01/19/2021	161,171
670,000	The Toronto-Dominion Bank	1.80%	07/13/2021	652,246
				1,067,382
Cayman Islands - 0.07%
300,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands(d)(g)	3.80%	08/11/2026	294,750
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	140,250
583,056	Guanay Finance Ltd.(d)	6.00%	12/15/2020	601,276
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	602,784
				1,639,060
Chile - 0.06%
200,000	Colbun SA(d)	6.00%	01/21/2020	217,287
550,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	529,369
500,000	Empresa Electrica Guacolda SA(d)	4.56%	04/30/2025	479,669
200,000	GNL Quintero SA(d)	4.63%	07/31/2029	205,000
				1,431,325
Costa Rica - 0.02%
400,000	Instituto Costarricense de Electricidad(c)	6.95%	11/10/2021	422,968
Curacao - 0.01%
312,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	305,025
Dominican Republic - 0.02%
300,000	Banco de Reservas de la Republica Dominicana(c)	7.00%	02/01/2023	306,198
200,000	Banco de Reservas de la Republica Dominicana(d)	7.00%	02/01/2023	204,132
				510,330
France - 0.03%
631,000	Orange SA	2.75%	02/06/2019	638,638
Great Britain - 0.07%
155,000	AstraZeneca PLC	2.38%	11/16/2020	155,309
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,227,342
107,000	Delphi Automotive PLC	4.25%	01/15/2026	111,888
				1,494,539
India - 0.01%
300,000	Bharti Airtel Ltd.(d)	4.38%	06/10/2025	300,268
Ireland - 0.02%
415,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	403,185
Israel - 0.08%
1,600,000	Israel Electric Corp. Ltd.(c)	5.00%	11/12/2024	1,684,800

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Japan - 0.03%
$350,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/2021	$353,099
310,000	Sumitomo Mitsui Financial Group, Inc.	2.06%	07/14/2021	301,919
				655,018
Luxembourg - 0.04%
270,000	Actavis Funding SCS	2.35%	03/12/2018	271,229
60,000	Camelot Finance SA(c)	7.88%	10/15/2024	63,749
65,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	53,706
35,000	Intelsat Jackson Holdings SA(c)	8.00%	02/15/2024	37,188
400,000	Minerva Luxembourg SA(c)(e)(g)	8.75%	Perpetual Maturity	420,000
				845,872
Mexico - 0.10%
600,000	Banco Mercantil del Norte SA(d)(g)	5.75%	10/04/2031	588,750
700,000	BBVA Bancomer SA(d)(g)	5.35%	11/12/2029	693,000
200,000	Comision Federal de Electricidad(d)	4.75%	02/23/2027	201,000
200,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	177,250
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	177,250
300,000	TV Azteca SAB de CV(d)	7.50%	05/25/2018	300,000
				2,137,250
Netherlands - 0.07%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(c)	7.95%	05/11/2026	430,148
250,000	Ajecorp BV(d)	6.50%	05/14/2022	185,625
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	267,000
410,000	Shell International Finance BV	1.38%	05/10/2019	406,454
235,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	223,320
				1,512,547
Panama - 0.09%
398,154	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	427,020
700,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	652,750
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	398,400
395,995	ENA Norte Trust(d)	4.95%	04/25/2023	409,855
				1,888,025
Peru - 0.07%
199,580	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	214,548
180,000	Camposol SA(c)	10.50%	07/15/2021	190,350
200,000	El Fondo MIVIVIENDA SA(c)	3.50%	01/31/2023	202,000
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	424,950
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	424,950
				1,456,798

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Singapore ‐ 0.03%
$600,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	$588,731

Trinidad/Tobago ‐ 0.01%
300,000	National Gas Co. of Trinidad & Tobago Ltd.(d)	6.05%	01/15/2036	312,000

TOTAL FOREIGN CORPORATE BONDS (Cost $23,391,562)				21,589,199

U.S. CORPORATE BONDS ‐ 3.35%
Advertising ‐ 0.03%
635,000	Omnicom Group, Inc.	3.60%	04/15/2026	635,826

Aerospace/Defense ‐ 0.04%
365,000	Lockheed Martin Corp.	4.70%	05/15/2046	396,837
336,000	The Boeing Co.	6.88%	03/15/2039	475,194
				872,031
Agriculture ‐ 0.02%
390,000	Reynolds American, Inc.	4.00%	06/12/2022	409,762

Airlines ‐ 0.01%
215,000	Delta Air Lines, Inc.	3.63%	03/15/2022	219,692

Apparel ‐ 0.00%(h)
35,000	Levi Strauss & Co.	5.00%	05/01/2025	36,057

Auto Manufacturers ‐ 0.06%
305,000	Ford Motor Co.	7.45%	07/16/2031	385,560
510,000	General Motors Financial Co., Inc.	2.40%	05/09/2019	511,313
345,000	General Motors Financial Co., Inc.	3.20%	07/13/2020	351,163
145,000	General Motors Financial Co., Inc.	3.20%	07/06/2021	145,677
				1,393,713
Auto Parts & Equipment ‐ 0.02%
35,000	Allison Transmission, Inc.(c)	5.00%	10/01/2024	35,438
105,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	108,675
265,000	Delphi Corp.	4.15%	03/15/2024	277,101
75,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	78,234
				499,448
Banks ‐ 0.32%
200,000	Banco GNB Sudameris SA(c)	6.50%	04/03/2027	203,190
375,000	Bank of America Corp.	2.00%	01/11/2018	376,033
285,000	Bank of America Corp.	2.50%	10/21/2022	277,940
410,000	Bank of Montreal	1.90%	08/27/2021	399,574
650,000	Citigroup, Inc.	2.70%	03/30/2021	651,325
750,000	Commonwealth Bank of Australia(c)	2.75%	03/10/2022	752,283
410,000	JPMorgan Chase & Co.	2.97%	01/15/2023	409,909
375,000	JPMorgan Chase & Co.	4.25%	10/01/2027	385,651
155,000	Morgan Stanley	2.50%	04/21/2021	154,295

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$355,000	Morgan Stanley	2.63%	11/17/2021	$352,569
405,000	Morgan Stanley	3.63%	01/20/2027	402,689
370,000	PNC Funding Corp.	3.30%	03/08/2022	381,243
320,000	Royal Bank of Canada	2.13%	03/02/2020	320,238
180,000	State Street Corp.	3.55%	08/18/2025	185,163
230,000	State Street Corp.	2.65%	05/19/2026	220,583
150,000	The Goldman Sachs Group, Inc.	2.35%	11/15/2021	147,161
260,000	The Goldman Sachs Group, Inc.	3.00%	04/26/2022	260,508
405,000	Wells Fargo & Co.	3.07%	01/24/2023	407,005
105,000	Wells Fargo & Co.	3.00%	04/22/2026	100,663
565,000	Wells Fargo & Co.	3.00%	10/23/2026	541,567
				6,929,589
Beverages ‐ 0.05%
300,000	Anheuser‐Busch InBev Finance, Inc.	4.90%	02/01/2046	325,200
445,000	PepsiCo, Inc.	3.45%	10/06/2046	403,567
255,000	The Coca‐Cola Co.	1.55%	09/01/2021	249,171
				977,938
Biotechnology ‐ 0.01%
145,000	Celgene Corp.	3.88%	08/15/2025	148,448

Building Materials ‐ 0.00%(h)
37,000	Builders FirstSource, Inc.(c)	5.63%	09/01/2024	37,694

Chemicals ‐ 0.01%
50,000	Ashland, Inc.	4.75%	08/15/2022	51,937
75,000	Hexion, Inc.(c)	10.38%	02/01/2022	75,000
40,000	Olin Corp.	5.13%	09/15/2027	40,776
50,000	PQ Corp.(c)	6.75%	11/15/2022	53,375
				221,088
Coal ‐ 0.00%(h)
15,000	Foresight Energy LLC / Foresight Energy Finance Corp.(c)	11.50%	04/01/2023	14,100
35,000	Peabody Securities Finance Corp.(c)	6.00%	03/31/2022	34,956
				49,056
Commercial Services ‐ 0.01%
20,000	Gartner, Inc.(c)	5.13%	04/01/2025	20,425
75,000	Live Nation Entertainment, Inc.(c)	4.88%	11/01/2024	75,187
70,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(c)	9.25%	05/15/2023	76,913
75,000	Team Health Holdings, Inc.(c)	6.38%	02/01/2025	73,688
40,000	The ServiceMaster Co. LLC(c)	5.13%	11/15/2024	41,100
30,000	United Rentals North America, Inc.	5.50%	05/15/2027	30,375
				317,688
Computers ‐ 0.02%
75,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(c)	7.13%	06/15/2024	82,951
320,000	Hewlett Packard Enterprise Co.	3.60%	10/15/2020	329,129

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$25,000	Western Digital Corp.(c)	7.38%	04/01/2023	$27,469
				439,549
Cosmetics/Personal Care ‐ 0.00%(h)
70,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	70,263
15,000	Revlon Consumer Products Corp.	6.25%	08/01/2024	15,000
				85,263
Diversified Financial Services ‐ 0.27%
635,000	Air Lease Corp.	3.75%	02/01/2022	654,654
645,000	Ally Financial, Inc.	4.13%	03/30/2020	659,512
40,000	Ally Financial, Inc.	4.25%	04/15/2021	40,900
590,000	American Express Credit Corp.	2.25%	05/05/2021	584,653
520,000	American Express Credit Corp.	2.70%	03/03/2022	519,826
400,000	CK Hutchison International 17 Ltd.(c)	3.50%	04/05/2027	399,285
300,000	Credito Real SAB de CV SOFOM ER(c)	7.25%	07/20/2023	304,500
45,000	Dana Financing Luxembourg Sarl(c)	5.75%	04/15/2025	45,506
1,177,661	Interoceanica IV Finance Ltd.(d)(i)	0.00%	11/30/2025	962,738
485,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	483,347
60,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50%	07/01/2021	61,050
60,000	Navient Corp.	6.50%	06/15/2022	60,600
400,000	Pontis IV Ltd.(c)	5.13%	03/31/2027	401,200
659,000	Synchrony Financial	3.00%	08/15/2019	669,586
				5,847,357
Electric ‐ 0.33%
300,000	AES Gener SA(d)	5.00%	07/14/2025	305,423
787,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	1,026,746
40,000	Calpine Corp.	5.75%	01/15/2025	39,895
1,000,000	DTE Energy Co.	2.85%	10/01/2026	937,487
230,000	Duke Energy Corp.	3.75%	09/01/2046	208,153
450,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	457,944
400,000	Engie Energia Chile SA(d)	4.50%	01/29/2025	409,908
315,000	Exelon Corp.	3.40%	04/15/2026	310,375
500,000	Fortis, Inc.(c)	2.10%	10/04/2021	484,933
800,000	Great Plains Energy, Inc.	3.90%	04/01/2027	808,202
70,000	NRG Energy, Inc.	7.25%	05/15/2026	72,450
350,000	Pampa Energia SA(c)	7.50%	01/24/2027	354,865
655,000	The Southern Co.	2.45%	09/01/2018	660,686
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	1,022,539
				7,099,606
Engineering & Construction ‐ 0.10%
55,000	AECOM(c)	5.13%	03/15/2027	55,275
150,000	Aeropuertos Argentina 2000 SA(c)	6.88%	02/01/2027	155,250
950,000	Mexico City Airport Trust(c)	4.25%	10/31/2026	965,437
500,000	Sydney Airport Finance Co. Pty Ltd.(c)	3.38%	04/30/2025	490,837

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$500,000	Sydney Airport Finance Co. Pty Ltd.(c)	3.63%	04/28/2026	$498,595
				2,165,394
Entertainment ‐ 0.03%
35,000	AMC Entertainment Holdings, Inc.(c)	5.88%	11/15/2026	35,481
35,000	AMC Entertainment Holdings, Inc.(c)	6.13%	05/15/2027	35,394
35,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	36,225
75,000	PNK Entertainment, Inc.(c)	5.63%	05/01/2024	76,219
45,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	48,206
135,000	Six Flags Entertainment Corp.(c)	4.88%	07/31/2024	133,566
140,000	Six Flags Entertainment Corp.(c)	5.50%	04/15/2027	140,000
85,000	WMG Acquisition Corp.(c)	6.75%	04/15/2022	89,675
				594,766
Environmental Control ‐ 0.01%
275,000	Waste Management, Inc.	4.10%	03/01/2045	276,792

Food ‐ 0.13%
120,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC(c)	5.75%	03/15/2025	116,700
55,000	Aramark Services, Inc.(c)	5.00%	04/01/2025	56,787
110,000	B&G Foods, Inc.	5.25%	04/01/2025	111,237
300,000	Cencosud SA(d)	5.15%	02/12/2025	313,158
55,000	JBS USA LLC / JBS USA Finance, Inc.(c)	5.75%	06/15/2025	55,825
500,000	Kraft Heinz Foods Co.	2.00%	07/02/2018	501,343
200,000	MARB BondCo PLC(c)	7.00%	03/15/2024	199,000
75,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	75,938
35,000	Post Holdings, Inc.(c)	5.50%	03/01/2025	35,088
395,000	Smithfield Foods, Inc.(c)	4.25%	02/01/2027	400,139
515,000	The Kroger Co.	3.40%	04/15/2022	526,734
35,000	TreeHouse Foods, Inc.(c)	6.00%	02/15/2024	36,838
390,000	Tyson Foods, Inc.	3.95%	08/15/2024	398,290
				2,827,077
Forest Products & Paper ‐ 0.08%
885,000	Georgia‐Pacific LLC(c)	3.60%	03/01/2025	905,317
290,000	International Paper Co.	3.00%	02/15/2027	271,617
500,000	Inversiones CMPC SA(c)	4.38%	04/04/2027	498,126
				1,675,060
Gas ‐ 0.04%
35,000	NGL Energy Partners LP / NGL Energy Finance Corp.(c)	7.50%	11/01/2023	36,313
60,000	NGL Energy Partners LP / NGL Energy Finance Corp.(c)	6.13%	03/01/2025	58,500
800,000	Transportadora de Gas del Peru SA(d)	4.25%	04/30/2028	810,000
				904,813
Healthcare‐Products ‐ 0.06%
20,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.(c)	8.13%	06/15/2021	17,350

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$625,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	$637,917
55,000	Universal Hospital Services, Inc.	7.63%	08/15/2020	55,000
660,000	Zimmer Biomet Holdings, Inc.	1.45%	04/01/2017	660,000
				1,370,267
Healthcare‐Services ‐ 0.13%
75,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	78,046
115,000	Air Medical Merger Sub Corp.(c)	6.38%	05/15/2023	111,838
658,000	Anthem, Inc.	2.30%	07/15/2018	661,099
30,000	Centene Corp.	5.63%	02/15/2021	31,473
75,000	Centene Corp.	4.75%	01/15/2025	75,610
40,000	CHS/Community Health Systems, Inc.	8.00%	11/15/2019	39,350
55,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	56,306
90,000	Envision Healthcare Corp.(c)	6.25%	12/01/2024	94,725
660,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	665,957
45,000	LifePoint Health, Inc.(c)	5.38%	05/01/2024	45,878
160,000	MPH Acquisition Holdings LLC(c)	7.13%	06/01/2024	172,420
35,000	RegionalCare Hospital Partners Holdings, Inc.(c)	8.25%	05/01/2023	37,520
75,000	Select Medical Corp.	6.38%	06/01/2021	76,125
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	73,875
620,000	UnitedHealth Group, Inc.	4.20%	01/15/2047	630,123
55,000	WellCare Health Plans, Inc.	5.25%	04/01/2025	56,856
				2,907,201
Holding Companies‐Diversified ‐ 0.02%
155,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	147,638
390,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	390,105
				537,743
Home Furnishings ‐ 0.00%(h)
35,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	35,350

Household Products/Wares ‐ 0.00%(h)
15,000	Kronos Acquisition Holdings, Inc.(c)	9.00%	08/15/2023	15,300
55,000	Spectrum Brands, Inc.	5.75%	07/15/2025	58,438
				73,738
Housewares ‐ 0.01%
155,000	Newell Brands, Inc.	3.15%	04/01/2021	158,707

Insurance ‐ 0.10%
855,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,067,816
415,000	New York Life Global Funding(c)	2.90%	01/17/2024	416,430
660,000	TIAA Asset Management Finance Co., LLC(c)	2.95%	11/01/2019	671,207
				2,155,453
Investment Companies ‐ 0.12%
2,500,000	FS Investment Corp.	4.25%	01/15/2020	2,520,273

Iron/Steel ‐ 0.03%
15,000	Cliffs Natural Resources, Inc.(c)	5.75%	03/01/2025	14,587

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$75,000	Signode Industrial Group Lux SA / Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	$77,297
450,000	Vale Overseas Ltd.	5.88%	06/10/2021	483,354
				575,238
Leisure Time ‐ 0.01%
75,000	NCL Corp. Ltd.(c)	4.75%	12/15/2021	76,313
70,000	Sabre GLBL, Inc.(c)	5.25%	11/15/2023	71,925
105,000	Viking Cruises Ltd.(c)	8.50%	10/15/2022	109,331
				257,569
Lodging ‐ 0.04%
600,000	Gohl Capital Ltd.	4.25%	01/24/2027	606,542
175,000	Hilton Domestic Operating Co., Inc.(c)	4.25%	09/01/2024	173,687
75,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(c)	6.75%	11/15/2021	77,813
70,000	Station Casinos LLC	7.50%	03/01/2021	72,975
				931,017
Machinery‐Construction & Mining ‐ 0.00%(h)
35,000	Blueline Rental Corp.(c)	9.25%	03/15/2024	35,919

Machinery‐Diversified ‐ 0.01%
290,000	John Deere Capital Corp.	2.65%	01/06/2022	291,209

Media ‐ 0.08%
20,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	20,800
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	25,812
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2027	10,094
70,000	Cengage Learning, Inc.(c)	9.50%	06/15/2024	63,000
105,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	6.38%	09/15/2020	108,281
605,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	639,900
395,000	Comcast Corp.	4.40%	08/15/2035	410,094
40,000	CSC Holdings LLC	5.25%	06/01/2024	39,950
40,000	Gray Television, Inc.(c)	5.13%	10/15/2024	39,600
60,000	Gray Television, Inc.(c)	5.88%	07/15/2026	61,200
55,000	Nexstar Broadcasting, Inc.(c)	5.63%	08/01/2024	55,963
20,000	Sinclair Television Group, Inc.(c)	5.63%	08/01/2024	20,300
75,000	Sirius XM Radio, Inc.(c)	5.38%	07/15/2026	76,875
110,000	TEGNA, Inc.(c)	4.88%	09/15/2021	111,925
30,000	Videotron Ltd. / Videotron Ltee(c)	5.13%	04/15/2027	30,000
				1,713,794

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Metal Fabricate/Hardware ‐ 0.01%
$35,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc.(c)	7.38%	12/15/2023	$36,837
50,000	Novelis Corp.(c)	6.25%	08/15/2024	52,250
25,000	Novelis Corp.(c)	5.88%	09/30/2026	25,563
				114,650
Miscellaneous Manufacturing ‐ 0.00%(h)
80,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	81,800

Oil & Gas ‐ 0.25%
145,000	Apache Corp.	4.75%	04/15/2043	145,699
400,000	BP Capital Markets PLC	3.72%	11/28/2028	407,135
600,000	BPRL International Singapore Pte. Ltd.	4.38%	01/18/2027	612,737
49,000	Chevron Corp.	1.37%	03/02/2018	48,979
195,000	Chevron Corp.	1.56%	05/16/2019	194,402
255,000	Chevron Corp.	2.50%	03/03/2022	256,463
400,000	CNOOC Finance 2015 USA LLC	3.50%	05/05/2025	396,564
10,000	EP Energy LLC / Everest Acquisition Finance, Inc.	9.38%	05/01/2020	9,475
35,000	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp.(c)	7.88%	07/15/2021	37,100
18,000	FTS International, Inc.	6.25%	05/01/2022	15,840
20,000	Halcon Resources Corp.(c)	6.75%	02/15/2025	19,740
15,000	MEG Energy Corp.(c)	7.00%	03/31/2024	13,500
130,000	Memorial Production Partners LP / Memorial Production Finance Corp.(f)	6.88%	08/01/2022	48,750
20,000	Noble Holding International Ltd.	7.75%	01/15/2024	19,300
155,000	Occidental Petroleum Corp.	3.40%	04/15/2026	154,864
25,000	PDC Energy, Inc.(c)	6.13%	09/15/2024	25,750
200,000	Petrobras Global Finance BV	7.38%	01/17/2027	211,940
600,000	Petrobras Global Finance BV	7.25%	03/17/2044	595,500
310,000	Petroleos Mexicanos	6.75%	09/21/2047	315,459
300,000	Petronas Capital Ltd.(d)	3.50%	03/18/2025	305,253
263,000	Phillips 66	5.88%	05/01/2042	301,969
250,000	Reliance Holding USA, Inc.(d)	5.40%	02/14/2022	273,061
40,000	Sanchez Energy Corp.	6.13%	01/15/2023	37,300
145,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	145,999
800,000	Sinopec Group Overseas Development 2016 Ltd.(d)	2.75%	09/29/2026	742,944
45,000	SM Energy Co.	5.00%	01/15/2024	42,750
				5,378,473
Packaging & Containers ‐ 0.01%
70,000	Berry Plastics Corp.	5.50%	05/15/2022	72,975
70,000	BWAY Holding Co.(c)	5.50%	04/15/2024	70,700
55,000	Flex Acquisition Co., Inc.(c)	6.88%	01/15/2025	56,237

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$50,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(c)	7.00%	07/15/2024	$53,625
				253,537
Pharmaceuticals ‐ 0.08%
405,000	AbbVie, Inc.	4.70%	05/14/2045	405,380
410,000	Cardinal Health, Inc.	1.95%	06/15/2018	411,356
150,000	Express Scripts Holding Co.	4.50%	02/25/2026	154,123
135,000	Express Scripts Holding Co.	3.40%	03/01/2027	127,398
70,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.(c)	7.50%	10/01/2024	72,363
410,000	Mylan NV	3.15%	06/15/2021	412,108
35,000	Valeant Pharmaceuticals International, Inc.(c)	7.00%	03/15/2024	36,006
65,000	Vizient, Inc.(c)	10.38%	03/01/2024	74,344
				1,693,078
Pipelines ‐ 0.11%
1,000,000	APT Pipelines Ltd.(c)	4.25%	07/15/2027	1,010,397
505,000	Enable Midstream Partners LP	4.40%	03/15/2027	502,176
55,000	Energy Transfer Equity LP	5.50%	06/01/2027	57,750
395,000	Energy Transfer Partners LP	4.75%	01/15/2026	407,163
340,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	395,561
35,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(c)	5.38%	02/01/2027	36,400
75,000	Williams Partners LP / ACMP Finance Corp.	4.88%	03/15/2024	77,221
				2,486,668
Private Equity ‐ 0.00%(h)
55,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.(c)	6.25%	02/01/2022	55,963

REITS ‐ 0.14%
800,000	American Tower Corp.	3.38%	10/15/2026	764,201
625,000	Boston Properties LP	4.13%	05/15/2021	657,766
800,000	Crown Castle International Corp.	3.70%	06/15/2026	786,510
25,000	CyrusOne LP / CyrusOne Finance Corp.(c)	5.00%	03/15/2024	25,750
70,000	Equinix, Inc.	5.88%	01/15/2026	74,638
75,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	75,796
20,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.‐Issuer, Inc.	5.63%	05/01/2024	21,200
655,000	Simon Property Group LP	3.30%	01/15/2026	647,099
				3,052,960
Retail ‐ 0.03%
60,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	62,250
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	69,650
105,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	108,544

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$80,000	The Home Depot, Inc.	3.35%	09/15/2025	$82,355
330,000	The Home Depot, Inc.	3.00%	04/01/2026	329,776
				652,575
Semiconductors ‐ 0.05%
410,000	Analog Devices, Inc.	2.50%	12/05/2021	406,470
250,000	Applied Materials, Inc.	4.35%	04/01/2047	253,499
290,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.(c)	3.63%	01/15/2024	292,501
55,000	Micron Technology, Inc.(c)	5.25%	08/01/2023	56,650
				1,009,120
Software ‐ 0.12%
265,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	275,566
50,000	First Data Corp.(c)	7.00%	12/01/2023	53,750
50,000	First Data Corp.(c)	5.75%	01/15/2024	51,762
80,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(c)	10.00%	11/30/2024	87,200
70,000	Infor US, Inc.	6.50%	05/15/2022	72,282
120,000	Informatica LLC(c)	7.13%	07/15/2023	117,300
330,000	McGraw‐Hill Financials, Inc.	4.40%	02/15/2026	350,828
380,000	Microsoft Corp.	4.45%	11/03/2045	402,301
565,000	Oracle Corp.	1.90%	09/15/2021	555,683
355,000	Oracle Corp.	4.13%	05/15/2045	346,111
70,000	Quintiles Transnational Corp.(c)	4.88%	05/15/2023	71,312
50,000	Solera LLC / Solera Finance, Inc.(c)	10.50%	03/01/2024	57,359
105,000	Sophia LP / Sophia Finance, Inc.(c)	9.00%	09/30/2023	110,775
				2,552,229
Telecommunications ‐ 0.14%
495,000	AT&T, Inc.	3.80%	03/01/2024	501,039
70,000	Cincinnati Bell, Inc.(c)	7.00%	07/15/2024	73,587
405,000	Cisco Systems, Inc.	1.85%	09/20/2021	397,394
75,000	CommScope, Inc.(c)	5.00%	06/15/2021	77,344
60,000	Embarq Corp.	8.00%	06/01/2036	60,000
600,000	Empresa Nacional de Telecomunicaciones SA(d)	4.75%	08/01/2026	616,361
50,000	Frontier Communications Corp.	8.50%	04/15/2020	52,937
165,000	Level 3 Communications, Inc.	5.75%	12/01/2022	171,187
400,000	Ooredoo International Finance Ltd.(d)	3.88%	01/31/2028	394,274
55,000	Telesat Canada / Telesat LLC(c)	8.88%	11/15/2024	60,500
660,000	Verizon Communications, Inc.	4.40%	11/01/2034	626,286
				3,030,909
Textiles ‐ 0.01%
170,000	Cintas Corp. No.2	3.70%	04/01/2027	174,044

Transportation ‐ 0.19%
200,000	Autoridad del Canal de Panama(d)	4.95%	07/29/2035	219,500

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$465,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	$491,402
420,000	CSX Corp.	3.80%	11/01/2046	384,466
900,000	Empresa de Transporte de Pasajeros Metro SA(c)	5.00%	01/25/2047	944,235
550,000	FedEx Corp.	4.75%	11/15/2045	565,326
1,000,000	Lima Metro Line 2 Finance Ltd.(c)	5.88%	07/05/2034	1,067,500
35,000	OPE KAG Finance Sub, Inc.(c)	7.88%	07/31/2023	35,962
400,000	Union Pacific Corp.	3.00%	04/15/2027	395,618
				4,104,009

Trucking & Leasing ‐ 0.01%
245,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(c)	4.20%	04/01/2027	249,922

TOTAL U.S. CORPORATE BONDS (Cost $72,446,622)
				73,117,122

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES ‐ 0.44%
700,000	Argentine Republic Government International Bond(c)	6.88%	01/26/2027	709,275
700,000	Brazilian Government International Bond	5.63%	01/07/2041	684,250
400,000	Chile Government International Bond	3.13%	01/21/2026	407,200
400,000	Costa Rica Government International Bond(d)	10.00%	08/01/2020	470,720
1,000,000	Dominican Republic International Bond(c)	5.95%	01/25/2027	1,023,750
300,000	Dominican Republic International Bond(d)	6.85%	01/27/2045	311,250
700,000	Guatemala Government International Bond(d)	4.50%	05/03/2026	698,376
700,000	Korea International Bond	2.75%	01/19/2027	689,132
400,000	Mexico Government International Bond	4.13%	01/21/2026	412,200
1,140,000	Mexico Government International Bond	4.15%	03/28/2027	1,161,375
200,000	Mexico Government International Bond	4.75%	03/08/2044	195,000
200,000	Panama Government International Bond	3.88%	03/17/2028	203,750
300,000	Pertamina Persero PT International Bond(d)	5.63%	05/20/2043	308,721
600,000	Perusahaan Penerbit SBSN Indonesia III International Bond(c)	4.15%	03/29/2027	603,270
400,000	Philippine Government International Bond	3.70%	02/02/2042	396,086
400,000	Poland Government International Bond	5.13%	04/21/2021	438,672
200,000	Poland Government International Bond	3.25%	04/06/2026	198,711
400,000	Provincia de Buenos Aires/Argentina International Bond(c)	7.88%	06/15/2027	406,080

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	The Korea Development Bank International Bond	3.00%	01/13/2026	$199,619

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $9,371,148)				9,517,437

COLLATERALIZED LOAN OBLIGATIONS - 0.66%
	Adams Mill CLO Ltd.
500,000	Series 2014‐1A(c)(g)	4.52%	07/15/2026	495,000
250,000	Series 2014‐1A(c)(g)	6.02%	07/15/2026	239,254
	Apidos CLO XVIII
500,000	Series 2014‐18A(c)(g)	4.69%	07/22/2026	500,031
250,000	Series 2014‐18A(c)(g)	6.24%	07/22/2026	247,923
	Avery Point II CLO Ltd.
500,000	Series 2013‐2A(c)(g)	4.47%	07/17/2025	497,427
	Babson CLO Ltd.
500,000	Series 2015‐2A(c)(g)	4.83%	07/20/2027	499,439
500,000	Series 2015‐IA(c)(g)	4.48%	04/20/2027	500,025
	Barings CLO Ltd. 2016-III
500,000	Series 2016‐3A(c)(g)	4.87%	01/15/2028	505,595
	Betony CLO Ltd.
500,000	Series 2015‐1A(c)(g)	4.62%	04/15/2027	495,367
	Birchwood Park CLO Ltd.
250,000	Series 2014‐1A(c)(g)	7.42%	07/15/2026	251,743
	BlueMountain CLO Ltd.
500,000	Series 2012‐1A(c)(g)	6.53%	07/20/2023	502,497
500,000	Series 2015‐3A(c)(g)	4.13%	10/20/2027	506,520
500,000	Series 2015‐3A(c)(g)	4.58%	10/20/2027	502,554
	Brookside Mill CLO Ltd.
250,000	Series 2013‐1A(c)(g)	3.72%	04/17/2025	248,484
500,000	Series 2013‐1A(c)(g)	4.07%	04/17/2025	490,293
500,000	Series 2013‐1A(c)(g)	5.42%	04/17/2025	462,366
	Catamaran CLO Ltd.
500,000	Series 2015‐1A(c)(g)	4.14%	04/22/2027	500,132
	Dorchester Park CLO Ltd.
250,000	Series 2015‐1A(c)(g)	4.23%	01/20/2027	252,920
250,000	Series 2015‐1A(c)(g)	4.58%	01/20/2027	249,120
	Emerson Park CLO Ltd.
250,000	Series 2013‐1A(c)(g)	3.77%	07/15/2025	249,957
	Flatiron CLO Ltd.
250,000	Series 2014‐1A(c)(g)	4.32%	07/17/2026	245,919
	Galaxy XV CLO Ltd.
500,000	Series 2013‐15A(c)(g)	4.42%	04/15/2025	501,402

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Halcyon Loan Advisors Funding Ltd.
$250,000	Series 2013‐2A(c)(g)	3.73%	08/01/2025	$251,533
	ING IM CLO Ltd.
250,000	Series 2013‐3A(c)(g)	3.72%	01/18/2026	250,645
	LCM XII LP
250,000	Series 2015‐12A(c)(g)	4.72%	10/19/2022	252,231
	LCM XIV LP
500,000	Series 2013‐14A(c)(g)	4.52%	07/15/2025	502,543
	LCM XV LP
250,000	Series 2014-15A(c)(g)	4.15%	08/25/2024	250,286
	Madison Park Funding XIV Ltd.
250,000	Series 2014‐14A(c)(g)	4.63%	07/20/2026	252,163
250,000	Series 2014‐14A(c)(g)	5.78%	07/20/2026	245,833
	Nomad CLO Ltd.
250,000	Series 2013‐1A(c)(g)	3.97%	01/15/2025	251,245
250,000	Series 2013‐1A(c)(g)	4.52%	01/15/2025	251,236
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013‐1A(c)(g)	4.37%	07/17/2025	500,182
500,000	Series 2013‐1A(c)(g)	5.52%	07/17/2025	466,637
	Symphony CLO XI Ltd.
500,000	Series 2013‐11A(c)(g)	4.17%	01/17/2025	500,949
	THL Credit Wind River 2017‐1 CLO Ltd.
500,000	Series 2017‐1A(c)(g)	4.78%	04/18/2029	500,522
	Venture XII CLO Ltd.
1,000,000	Series 2017‐12A(c)(g)	4.75%	02/28/2026	1,002,080

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,149,921)				14,422,053

NON‐AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -20.44%
	Adjustable Rate Mortgage Trust
1,166,646	Series 2005‐1(g)	3.60%	05/25/2035	1,173,005
5,428,300	Series 2005‐10(g)	3.43%	01/25/2036	4,641,438
1,015,075	Series 2005‐7(g)	3.62%	10/25/2035	891,210
	Alternative Loan Trust
462,535	Series 2005‐20CB	5.50%	07/25/2035	421,617
174,909	Series 2005‐54CB	5.50%	11/25/2035	151,376
805,276	Series 2005‐6CB	5.50%	04/25/2035	828,117
1,834,540	Series 2005‐85CB(g)	2.08%	02/25/2036	1,457,449
387,426	Series 2005‐85CB(g)	18.03%	02/25/2036	464,122
436,095	Series 2005‐86CB	5.50%	02/25/2036	379,200
860,475	Series 2005‐9CB(g)	4.07%	05/25/2035	89,871
484,502	Series 2005‐9CB(g)	1.48%	05/25/2035	396,918
396,020	Series 2006‐12CB(g)	5.75%	05/25/2036	291,587

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,877,458	Series 2006‐15CB	6.50%	06/25/2036	$1,466,988
237,436	Series 2006‐30T1	6.25%	11/25/2036	209,147
193,552	Series 2006‐32CB	5.50%	11/25/2036	161,508
393,295	Series 2006‐36T2(g)	23.54%	12/25/2036	458,194
1,523,557	Series 2007‐19	6.00%	08/25/2037	1,259,809
5,377,652	Series 2007‐20	6.25%	08/25/2047	4,476,705
1,596,425	Series 2007‐23CB(g)	1.48%	09/25/2037	1,012,817
1,524,320	Series 2007‐23CB(g)	5.52%	09/25/2037	349,780
9,797,269	Series 2007‐HY2(g)	3.26%	03/25/2047	8,591,698
	American Home Mortgage Investment Trust
180,876	Series 2007- A(c)(j)	6.60%	01/25/2037	99,858
	Atrium IX
500,000	Series 2017‐9A(c)(g)	4.97%	05/28/2030	496,180
	AVANT Loans Funding Trust
57,672	Series 2016‐B(c)	3.92%	08/15/2019	57,778
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014‐IP(c)(g)	2.72%	06/15/2018	394,813
17,000,000	Series 2015‐200P(c)(g)	0.38%	04/14/2025	483,155
	Banc of America Alternative Loan Trust
69,747	Series 2005‐6	6.00%	07/25/2035	66,546
135,747	Series 2005‐6	5.50%	07/25/2035	116,250
	Banc of America Commercial Mortgage Trust
306,300	Series 2007‐5(g)	5.77%	10/10/2017	312,589
	Banc of America Funding Corp.
635,677	Series 2008‐R2(c)	6.00%	09/25/2037	660,487
	Banc of America Funding Trust
3,000,000	Series 2005‐B(g)	1.43%	04/20/2035	2,510,743
344,833	Series 2006‐2	5.50%	03/25/2036	339,151
1,105,829	Series 2006‐A(g)	3.44%	02/20/2036	1,028,549
7,986,764	Series 2007‐4(g)	5.77%	05/25/2037	7,474,782
7,183,145	Series 2010‐R5(c)	6.00%	10/26/2037	6,369,484
	BBCMS Mortgage Trust
4,127,287	Series 2017‐C1(g)	1.53%	02/15/2027	465,306
	BCAP LLC Trust
191,081	Series 2007‐AA2(g)	7.50%	04/25/2037	182,274
123,977	Series 2007‐AA2	6.00%	04/25/2037	108,180
3,532,594	Series 2009‐RR1(c)(g)	6.00%	10/26/2036	3,516,346
8,116,264	Series 2010‐RR6A(c)(g)	6.00%	07/26/2036	6,901,667
	Bear Stearns ALT‐A Trust
1,618,885	Series 2004‐11(g)	3.05%	11/25/2034	1,479,875
1,804,902	Series 2005‐3(g)	3.20%	04/25/2035	1,516,139
12,883,185	Series 2006‐3(g)	3.13%	05/25/2036	9,847,379

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$7,897,676	Series 2006‐4(g)	3.14%	07/25/2036	$6,617,388
1,615,198	Series 2006‐6(g)	3.40%	11/25/2036	1,469,830
	Bear Stearns Asset‐Backed Securities Trust
360,635	Series 2005‐HE3(g)	2.00%	03/25/2035	358,662
2,765,857	Series 2006‐AC1(j)	6.25%	02/25/2036	2,146,785
	Bear Stearns Commercial Mortgage Securities Trust
27,024	Series 2006‐PW13(g)	5.61%	08/11/2016	27,000
	Blue Elephant Loan Trust
1,300,000	Series 2015‐1(c)	5.56%	12/15/2022	1,302,419
	CFCRE Commercial Mortgage Trust
5,202,406	Series 2016‐C3(g)	1.09%	12/10/2025	379,828
486,000	Series 2016‐C7	3.84%	12/10/2026	501,745
	Chase Mortgage Finance Trust
5,834,548	Series 2007‐S2	6.00%	03/25/2037	4,971,572
11,852,543	Series 2007‐S2	6.00%	03/25/2037	10,148,432
655,367	Series 2007‐S3	5.50%	05/25/2037	508,371
	Chicago Skyscraper Trust
193,000	Series 2017‐SKY(c)(g)	2.01%	02/15/2019	193,116
107,000	Series 2017‐SKY(c)(g)	2.16%	02/15/2019	107,000
	CIM Trust
12,000,000	Series 2016‐1RR(c)(g)	12.32%	07/26/2055	10,521,708
12,000,000	Series 2016‐2RR B2(c)(g)	24.65%	02/27/2056	10,526,354
12,000,000	Series 2016‐3RR B2(c)(g)	12.17%	02/27/2056	10,527,864
11,430,000	Series 2016‐3RR B2(c)(g)	12.17%	01/27/2057	12,573,000
	Citicorp Mortgage Securities Trust
1,056,349	Series 2007‐1	6.00%	01/25/2037	1,084,593
259,523	Series 2007‐2	5.50%	02/25/2037	258,863
	Citigroup Commercial Mortgage Trust
3,983,320	Series 2014‐GC25(g)	1.06%	10/10/2047	248,164
355,500	Series 2015‐GC27(c)(g)	4.43%	01/10/2025	286,066
400,000	Series 2015‐GC31(g)	4.06%	06/10/2025	383,516
420,000	Series 2015‐GC35(g)	4.50%	11/10/2025	419,933
5,509,396	Series 2015‐GC35(g)	0.90%	11/10/2048	290,144
488,000	Series 2016‐P4	2.90%	07/10/2026	475,154
3,356,803	Series 2016‐P4(g)	2.01%	07/10/2049	436,014
388,000	Series 2016‐P6(g)	3.72%	11/10/2026	402,593
494,000	Series 2016‐SMPLC D(c)	3.52%	09/10/2021	490,214
	Citigroup Mortgage Loan Trust
1,099,326	Series 2006‐WF1(j)	5.13%	03/25/2036	790,442
1,549,413	Series 2007‐OPX1(j)	6.33%	01/25/2037	1,040,860
2,000,000	Series 2008‐AR4(c)(g)	3.58%	11/25/2038	1,969,207
1,400,000	Series 2008‐AR4(c)(g)	3.25%	11/25/2038	1,377,334
1,178,303	Series 2010‐8(c)(g)	6.00%	11/25/2036	1,215,348
3,534,368	Series 2010‐8(c)(g)	6.00%	12/25/2036	3,559,187

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CitiMortgage Alternative Loan Trust
$959,871	Series 2007‐A1	6.00%	01/25/2037	$878,846
189,069	Series 2007‐A1(g)	4.42%	01/25/2037	29,223
309,626	Series 2007‐A3(g)	4.42%	03/25/2037	43,850
134,543	Series 2007‐A3(g)	6.00%	03/25/2037	121,278
1,099,988	Series 2007‐A4	5.75%	04/25/2037	948,837
975,273	Series 2007‐A6	5.50%	06/25/2037	823,062
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007‐C2(g)	5.57%	04/15/2047	324,308
	Commercial Mortgage Pass‐Through Certificates
340,466	Series 2010‐C1(c)(g)	1.59%	07/10/2046	3,324
312,400	Series 2014‐CR19(g)	4.72%	08/10/2047	318,182
400,000	Series 2014‐CR20(g)	4.51%	11/10/2047	394,256
5,797,416	Series 2014‐UBS4(c)	3.75%	08/10/2047	1,780,885
11,000	Series 2014‐UBS4(c)(g)(k)	0.00%	08/10/2047	0
2,705,400	Series 2014‐UBS4(c)	3.75%	08/10/2047	1,782,964
3,091,920	Series 2014‐UBS4(c)	3.75%	08/10/2047	1,818,578
3,941,962	Series 2015‐CR22(g)	1.01%	03/10/2025	209,940
475,000	Series 2015‐CR25(g)	4.55%	08/10/2025	467,406
5,054,017	Series 2015‐CR26(g)	1.05%	09/10/2025	315,633
419,000	Series 2015‐LC23(g)	4.65%	10/10/2025	410,366
3,713,044	Series 2016‐DC2(g)	1.07%	10/10/2025	255,984
249,000	Series 2016‐DC2(g)	4.64%	02/10/2026	240,908
	Commercial Mortgage Trust
312,200	Series 2007‐GG11(g)	6.05%	12/10/2049	317,586
659,000	Series 2012‐CR4(c)(g)	4.57%	11/15/2022	601,393
	Consumer Credit Origination Loan Trust
3,750,000	Series 2015‐1(c)	5.21%	04/15/2018	3,752,621
	Cosmopolitan Hotel Trust
245,000	Series 2016‐CSMO(c)(g)	3.56%	11/15/2021	248,798
	Countrywide Home Loan Mortgage Pass‐Through Trust
3,850,695	Series 2005‐HYB7(g)	3.00%	11/20/2035	3,273,748
107,358	Series 2005‐J4	5.50%	11/25/2035	104,443
3,149,607	Series 2006‐18	6.00%	12/25/2036	2,892,532
501,089	Series 2007‐17	6.00%	10/25/2037	481,366
527,054	Series 2007‐3	6.00%	04/25/2037	450,603
611,365	Series 2007‐7	5.75%	06/25/2037	554,205
	Credit Suisse First Boston Mortgage Securities Corp.
2,165	Series 1998‐C2(c)(g)	6.75%	11/15/2030	2,166
104,774	Series 2005‐10	5.50%	11/25/2035	100,412
3,386,003	Series 2005‐11	6.00%	12/25/2035	3,250,606
82,724	Series 2005‐8	5.50%	08/25/2025	78,446

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$6,622,914	Series 2005‐9	6.00%	10/25/2035	$4,194,045
	CSAB Mortgage‐Backed Trust
8,781,274	Series 2006‐2(j)	5.70%	09/25/2036	1,759,119
168,809	Series 2007‐1(g)	5.90%	05/25/2037	79,360
	CSAIL Commercial Mortgage Trust
5,919,458	Series 2015‐C1(g)	0.95%	01/15/2025	322,069
419,000	Series 2015‐C4(g)	4.58%	11/15/2025	411,289
	CSMC Mortgage‐Backed Trust
265,011	Series 2006‐1	6.00%	02/25/2036	189,702
5,563,323	Series 2006‐2	5.75%	03/25/2036	5,054,766
71,741	Series 2006‐4	5.50%	05/25/2021	68,104
1,008,336	Series 2006‐5	6.25%	06/25/2036	505,042
136,722	Series 2006‐9	6.00%	11/25/2036	109,886
2,994,110	Series 2007‐1	6.00%	02/25/2037	2,559,960
16,984	Series 2007‐2	5.00%	03/25/2037	16,701
633,172	Series 2007‐3(g)	5.84%	04/25/2037	304,098
57,565	Series 2007‐4	6.00%	06/25/2037	53,889
302,900	Series 2007‐C4(g)	5.96%	09/15/2039	304,860
5,623,329	Series 2009‐16R(c)	6.00%	07/26/2037	5,393,690
1,531,950	Series 2010‐7R(c)(g)	6.00%	04/26/2037	1,458,729
6,133,901	Series 2016‐PR1(c)(j)	5.10%	05/25/2019	6,018,331
	Deutsche Alt‐A Securities, Inc. Mortgage Loan Trust
486,198	Series 2005‐6(g)	4.10%	12/25/2035	69,448
213,048	Series 2005‐6(g)	2.38%	12/25/2035	158,939
1,080,558	Series 2007‐1(g)	1.12%	08/25/2037	1,023,986
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
212,063	Series 2006‐PR1(c)(g)	11.05%	04/15/2036	217,291
	Earnest Student Loan Program
35,000	Series 2016‐D(c)	0.00%	05/25/2025	3,094,219
	Element Rail Leasing II LLC
1,783,459	Series 2016‐1A(c)	5.05%	03/19/2046	1,831,900
	First Horizon Alternative Mortgage Securities Trust
104,352	Series 2005‐FA6	5.50%	09/25/2035	91,158
1,349,280	Series 2005‐FA6	5.50%	09/25/2035	1,178,683
113,814	Series 2006‐FA7	6.25%	12/25/2036	94,679
214,933	Series 2007‐FA2	6.00%	04/25/2037	163,329
	First Horizon Mortgage Pass‐Through Trust
3,505,357	Series 2007‐AR3(g)	2.89%	11/25/2037	3,066,239
	Freddie Mac Multifamily Structured Pass Through Certificates
3,627,718	Series 2016‐K722(g)	1.31%	03/25/2023	231,325

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GE Commercial Mortgage Corp. Trust
$489,000	Series 2007‐C1(g)	5.61%	12/10/2049	$486,565
	GRACE Mortgage Trust
400,000	Series 2014‐GRCE(c)	3.37%	06/10/2028	414,661
	GS Mortgage Securities Trust
88,599	Series 2006‐GG6(c)(g)	0.00%	04/10/2038	1
331,922	Series 2011‐GC3(c)(g)	0.68%	03/10/2021	7,173
2,394,910	Series 2011‐GC5(c)(g)	1.36%	08/10/2044	114,822
881,000	Series 2014‐GC26(c)(g)	4.51%	11/10/2047	736,230
7,438,615	Series 2015‐GS1(g)	0.83%	11/10/2025	425,210
412,000	Series 2016‐ICE2(c)(g)	2.84%	02/15/2018	422,428
	GSAA Home Equity Trust
2,950,216	Series 2006‐13(g)	6.04%	07/25/2036	1,715,529
651,824	Series 2006‐18(j)	5.68%	11/25/2036	321,092
204,269	Series 2006‐6(g)	5.69%	03/25/2036	105,028
1,116,997	Series 2007‐2(j)	6.10%	03/25/2037	552,555
	GSR Mortgage Loan Trust
725,418	Series 2005‐AR4(g)	3.22%	07/25/2035	716,374
2,369,909	Series 2006‐2F	5.25%	02/25/2036	1,858,788
1,677,839	Series 2007‐2F	5.75%	02/25/2037	1,617,614
4,573,928	Series 2007‐2F	6.00%	03/25/2037	4,352,036
2,297,701	Series 2007‐AR2(g)	3.30%	05/25/2037	1,880,747
	HSI Asset Loan Obligation Trust
118,973	Series 2007‐2	5.50%	09/25/2037	114,467
	IndyMac IMJA Mortgage Loan Trust
1,659,931	Series 2007‐A1	6.00%	08/25/2037	1,379,227
	IndyMac IMSC Mortgage Loan Trust
5,096,936	Series 2007‐F2	6.50%	07/25/2037	3,359,521
	IndyMac Index Mortgage Loan Trust
4,320,307	Series 2005‐AR31(g)	3.07%	01/25/2036	3,844,568
1,741,355	Series 2005‐AR35(g)	3.22%	02/25/2036	1,393,744
4,997,906	Series 2006‐AR25(g)	3.12%	09/25/2036	4,488,860
546,511	Series 2007‐FLX1(g)	1.16%	02/25/2037	541,623
	JP Morgan Alternative Loan Trust
436,739	Series 2005‐S1	6.00%	12/25/2035	397,942
73,582	Series 2006‐S1	5.00%	02/25/2021	73,017
567,158	Series 2006‐S3(j)	6.12%	08/25/2036	559,070
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014‐C21(g)	4.66%	08/15/2047	399,030
388,000	Series 2014‐C26(g)	4.43%	12/15/2024	378,262
627,390	Series 2015‐C27(c)(g)	3.84%	02/15/2025	495,739
5,933,682	Series 2015‐C28(g)	1.19%	03/15/2025	354,225
10,350,502	Series 2015‐C30(g)	0.70%	07/15/2025	372,880
3,969,998	Series 2015‐C31(g)	1.01%	08/15/2025	230,799

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Series 2015‐C32(g)	4.67%	10/15/2025	$189,791
489,000	Series 2015‐C33(g)	4.62%	11/15/2025	490,929
414,000	Series 2016‐C1(g)	4.75%	02/15/2026	427,719
	JP Morgan Chase Commercial Mortgage Securities Corp.
50,754	Series 2006‐LDP8(g)	0.42%	05/15/2045	1
456,783	Series 2006‐LDP8(g)	0.42%	05/15/2045	5
193,624	Series 2006‐LDP9	5.37%	05/15/2047	193,467
310,000	Series 2007‐CB19(g)	5.83%	05/12/2017	310,210
400,000	Series 2007‐CB20(g)	6.18%	02/12/2051	409,750
4,000,000	Series 2007‐CH1(j)	4.99%	11/25/2036	3,786,536
495,000	Series 2007‐LD11(g)	5.84%	06/15/2017	506,759
480,000	Series 2007‐LD12(g)	6.07%	08/15/2017	486,979
469,479	Series 2007‐LDPX(g)	5.46%	03/15/2017	469,095
3,236,629	Series 2012‐C8(g)	1.93%	10/15/2045	245,428
400,000	Series 2014‐DSTY(c)	3.43%	06/10/2027	407,464
262,000	Series 2015‐JP1(c)(g)	4.74%	12/15/2025	187,877
155,000	Series 2016‐JP2	3.46%	07/15/2026	152,684
119,000	Series 2016‐JP2(g)	3.80%	07/15/2026	115,679
	JP Morgan Mortgage Acquisition Corp.
394,953	Series 2006‐CH2(j)	5.46%	10/25/2036	305,461
	JP Morgan Mortgage Trust
9,658,793	Series 2005‐S3	6.50%	01/25/2036	8,464,123
253,468	Series 2007‐S3	6.00%	08/25/2037	225,671
1,409,577	Series 2007‐S3	6.00%	08/25/2037	1,256,957
4,004,524	Series 2015‐3(c)(g)	3.50%	01/25/2035	4,048,950
	JP Morgan Resecuritization Trust
2,135,552	Series 2011‐1(c)(g)	6.00%	06/26/2037	2,103,466
	Labrador Aviation Finance Ltd.
12,369,792	Series 2016‐1A(c)	5.68%	01/15/2024	12,607,118
	LB‐UBS Commercial Mortgage Trust
309,286	Series 2006‐C7(c)(g)	0.49%	11/15/2038	1,092
231,964	Series 2006‐C7(c)(g)	0.49%	11/15/2038	819
210,593	Series 2007‐C2(g)	5.49%	02/15/2040	210,702
400,000	Series 2007‐C7(g)	6.25%	09/15/2045	407,971
	Lehman Mortgage Trust
9,834,159	Series 2006‐1(g)	5.58%	02/25/2036	9,253,313
844,426	Series 2006‐6	5.50%	10/25/2036	740,430
3,995,837	Series 2006‐7(g)	1.23%	11/25/2036	354,653
3,995,837	Series 2006‐7(g)	6.77%	11/25/2036	859,619
1,804,785	Series 2006‐8(g)	1.40%	12/25/2036	677,598
1,804,785	Series 2006‐8(g)	5.60%	12/25/2036	449,327
1,231,149	Series 2007‐10	6.00%	01/25/2038	1,217,693
435,342	Series 2007‐10	6.50%	01/25/2038	320,196

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Lehman XS Trust
$279,350	Series 2006‐5(j)	5.89%	04/25/2036	$268,201
	Madison Park Funding XI Ltd.
500,000	Series 2013‐11A(c)(g)	4.54%	10/23/2025	504,123
	Merrill Lynch Alternative Note Asset Trust
935,437	Series 2007‐F1	6.00%	03/25/2037	497,191
	Morgan Stanley Bank of America Merrill Lynch Trust
3,970,600	Series 2012‐C5(c)(g)	1.57%	08/15/2045	225,975
450,000	Series 2014‐C19	4.00%	12/15/2024	420,538
380,000	Series 2015‐C25(g)	4.53%	09/15/2025	386,757
600,000	Series 2015‐C26(c)	3.06%	10/15/2025	457,459
350,000	Series 2015‐C27(g)	4.54%	11/15/2025	334,295
502,000	Series 2015‐C27(c)(g)	3.24%	11/15/2025	334,718
404,000	Series 2016‐C32	3.72%	12/15/2026	419,320
	Morgan Stanley Capital I Trust
53,793	Series 2006‐HQ8(g)	5.40%	03/12/2044	53,853
173,863	Series 2007‐HQ11(g)	5.51%	02/12/2044	170,734
68,933	Series 2007‐IQ13	5.41%	03/15/2044	68,790
4,116,176	Series 2011‐C1(c)(g)	0.46%	09/15/2020	55,085
400,000	Series 2014‐MP(c)(g)	3.69%	08/11/2021	405,014
6,927,642	Series 2015‐UBS8(g)	0.97%	12/15/2025	439,091
426,000	Series 2015‐XLF2(c)(g)	3.91%	08/15/2016	426,100
1,445,596	Series 2016‐UB11 XA(g)	1.68%	08/15/2026	153,372
379,000	Series 2017‐PRME(c)(g)	4.31%	02/15/2019	381,039
	Morgan Stanley Mortgage Loan Trust
3,980,037	Series 2005‐3AR(g)	3.07%	07/25/2035	3,575,845
252,646	Series 2006‐11	6.00%	08/25/2036	203,699
1,374,971	Series 2006‐7(g)	5.13%	06/25/2036	1,135,764
1,423,758	Series 2006‐7	6.00%	06/25/2036	1,274,605
528,684	Series 2007‐3XS(j)	5.70%	01/25/2047	321,865
	Morgan Stanley Re‐REMIC Trust
473,838	Series 2011‐R1(c)(g)	5.94%	02/26/2037	522,951
	Mosaic Solar Loans
288,967	Series 2017‐1A(c)	4.45%	05/22/2028	290,551
	MSCG Trust
300,000	Series 2016‐SNR(c)	5.21%	11/13/2021	301,274
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,650,952	Series 2005‐AP3(g)	5.32%	08/25/2035	1,030,872
	OneMain Financial Issuance Trust
2,000,000	Series 2015‐1A(c)	3.19%	03/18/2026	2,023,702
	PFP Ltd.
176,000	Series 2017‐3(c)(g)	1.83%	07/14/2019	176,577
146,000	Series 2017‐3(c)(g)	2.08%	08/14/2019	146,903

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$84,000	Series 2017‐3(c)(g)	2.53%	11/14/2019	$84,631
88,000	Series 2017‐3(c)(g)	3.28%	11/14/2019	88,812
	PHH Alternative Mortgage Trust
2,203,109	Series 2007‐2	6.00%	05/25/2037	1,956,694
	PR Mortgage Loan Trust
13,890,993	Series 2014‐1(g)	5.92%	09/25/2047	13,851,293
	Prime Mortgage Trust
107,251	Series 2006‐1	5.50%	06/25/2036	107,130
115,446	Series 2006‐DR1(c)	5.50%	05/25/2035	108,458
	RBSGC Structured Trust
325,163	Series 2008‐B(c)	6.00%	06/25/2037	280,849
	Residential Accredit Loans, Inc.
223,047	Series 2004‐QS15	5.25%	11/25/2034	226,943
2,521,316	Series 2005‐QS17	6.00%	12/25/2035	2,349,557
5,881,967	Series 2006‐QA5(g)	1.20%	07/25/2036	3,894,618
3,902,319	Series 2006‐QS10	6.50%	08/25/2036	3,407,297
1,429,953	Series 2006‐QS4	6.00%	04/25/2036	1,240,243
948,606	Series 2006‐QS6	6.00%	06/25/2036	814,134
1,331,360	Series 2006‐QS6	6.00%	06/25/2036	1,142,629
414,514	Series 2006‐QS7(g)	4.62%	06/25/2036	62,433
138,171	Series 2006‐QS7(g)	1.38%	06/25/2036	88,876
2,628,231	Series 2006‐QS7	6.00%	06/25/2036	2,214,502
505,373	Series 2006‐QS8(g)	4.57%	08/25/2036	72,902
168,458	Series 2006‐QS8(g)	1.43%	08/25/2036	109,645
3,471,114	Series 2007‐QS3	6.50%	02/25/2037	2,887,445
104,344	Series 2007‐QS6	6.25%	04/25/2037	94,204
14,702	Series 2007‐QS6(g)	46.82%	04/25/2037	28,143
4,927,347	Series 2007‐QS9	6.50%	07/25/2037	4,378,899
389,195	Series 2008‐QR1	6.00%	08/25/2036	287,596
	Residential Asset Mortgage Products Trust
16,790	Series 2004‐RS4(g)	5.07%	04/25/2034	17,223
	Residential Asset Securitization Trust
643,776	Series 2006‐A1	6.00%	04/25/2036	484,276
1,319,186	Series 2006‐A2	6.00%	05/25/2036	1,025,514
1,060,616	Series 2006‐A6	6.50%	07/25/2036	548,750
6,104,712	Series 2006‐A7CB	6.25%	07/25/2036	5,922,125
175,968	Series 2006‐A8	6.50%	08/25/2036	111,100
529,737	Series 2006‐A8	6.00%	08/25/2036	467,213
372,576	Series 2006‐A8(g)	4.92%	08/25/2036	90,494
1,957,285	Series 2007‐A1	6.00%	03/25/2037	1,277,150
3,135,335	Series 2007‐A2	6.00%	04/25/2037	2,763,709
110,770	Series 2007‐A6	6.00%	06/25/2037	100,906
3,376,579	Series 2007‐A7	6.00%	07/25/2037	2,300,142
12,524,824	Series 2007‐A8	6.00%	08/25/2037	10,482,219

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Residential Funding Mortgage Securities I Trust
$1,533,829	Series 2006-S3	5.50%	03/25/2036	$1,380,353
352,052	Series 2006-S6	6.00%	07/25/2036	336,926
2,494,702	Series 2006-S6	6.00%	07/25/2036	2,387,516
628,574	Series 2007-S3	6.00%	03/25/2037	562,680
475,229	Series 2007-S6	6.00%	06/25/2037	439,878
	Sequoia Mortgage Trust
3,703,035	Series 2007-3(g)	3.31%	07/20/2037	3,130,538
	Sofi Consumer Loan Program LLC
250,000	Series 2017-2(c)	3.28%	02/25/2026	250,313
	Springleaf Funding Trust
2,500,000	Series 2015-AA(c)	3.16%	05/15/2019	2,524,710
	Structured Adjustable Rate Mortgage Loan Trust
1,480,376	Series 2005-15(g)	3.30%	07/25/2035	1,194,076
	Structured Asset Securities Corp.
297,078	Series 2005-RF1(c)(g)	1.33%	03/25/2035	258,510
298,298	Series 2005-RF1(c)(g)	4.30%	03/25/2035	37,674
	Suntrust Alternative Loan Trust
9,994,629	Series 2005-1F	6.50%	12/25/2035	9,408,254
	Sutherland Commercial Mortgage Loans LLC
301,787	Series 2015-SBC4(c)	4.00%	06/25/2039	300,693
	TAL Advantage LLC
1,000,000	Series 17-1A	4.50%	04/21/2042	1,012,131
	TBW Mortgage-Backed Trust
1,604,988	Series 2006-2	7.00%	07/25/2036	713,643
	Textainer Marine Containers III Ltd.
758,333	Series 2014-1A(c)	3.27%	10/20/2024	741,914
	Wachovia Bank Commercial Mortgage Trust
278,242	Series 2006-C28(g)	5.63%	10/15/2016	279,285
181,814	Series 2006-C29(g)	0.28%	11/15/2048	2
386,679	Series 2007-C30(g)	5.41%	12/15/2043	389,578
419,052	Series 2007-C33(g)	6.05%	07/15/2017	422,367
	Wachovia Mortgage Loan Trust LLC Series Trust
1,487,804	Series 2005-B(g)	3.21%	10/20/2035	1,281,182
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,382,816	Series 2005-1	6.00%	03/25/2035	2,422,471
91,273	Series 2005-9	5.50%	11/25/2035	78,627
722,698	Series 2006-5	6.00%	07/25/2036	597,555

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Washington Mutual Mortgage Pass- Through Certificates Trust
$1,266,141	Series 2006-2	6.00%	03/25/2036	$1,209,265
	Wells Fargo Alternative Loan Trust
966,117	Series 2007-PA2(g)	1.41%	06/25/2037	714,612
966,117	Series 2007-PA2(g)	5.09%	06/25/2037	148,383
392,629	Series 2007-PA3	5.75%	07/25/2037	357,369
1,245,558	Series 2007-PA3	6.25%	07/25/2037	1,180,251
7,397,559	Series 2007-PA5	6.25%	11/25/2037	7,133,490
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	06/15/2024	434,935
6,085,838	Series 2015-C31(g)	1.11%	07/15/2025	417,063
420,000	Series 2015-C31(g)	4.61%	11/15/2025	426,684
340,000	Series 2015-LC22(g)	4.54%	09/15/2058	343,730
380,000	Series 2015-NXS3(g)	4.49%	09/15/2025	362,197
420,000	Series 2015-NXS4(g)	4.60%	11/15/2025	431,252
	Wells Fargo Mortgage-Backed Securities Trust
2,244,953	Series 2005-12	5.50%	11/25/2035	2,265,821
673,924	Series 2006-11	6.00%	09/25/2036	647,899
94,678	Series 2006-2	5.75%	03/25/2036	95,149
241,844	Series 2006-2	5.50%	03/25/2036	233,769
936,966	Series 2007-13	6.00%	09/25/2037	945,607
960,767	Series 2007-14	6.00%	10/25/2037	946,891
808,671	Series 2007-2	6.00%	03/25/2037	803,274
	WF-RBS Commercial Mortgage Trust
2,845,066	Series 2012-C9(c)(g)	2.09%	11/15/2045	207,438
4,421,640	Series 2014-C21(g)	1.15%	08/15/2047	256,919
4,894,074	Series 2014-C22(g)	0.93%	09/15/2057	234,953

TOTAL NON -AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $436,485,089)				446,828,587

U.S. GOVERNMENT BONDS AND NOTES - 4.90%
13,190,000	U.S. Treasury Bonds	1.63%	05/15/2026	12,372,062
10,950,000	U.S. Treasury Bonds	2.75%	11/15/2042	10,426,666
2,147,292	U.S. Treasury Inflation Indexed Bonds	0.13%	07/15/2024	2,129,147
2,176,015	U.S. Treasury Inflation Indexed Bonds	0.13%	07/15/2026	2,124,718
5,225,919	U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2046	5,312,476
2,750,000	U.S. Treasury Notes	0.63%	05/31/2017	2,749,755
7,660,000	U.S. Treasury Notes	0.63%	09/30/2017	7,649,828
10,480,000	U.S. Treasury Notes	1.00%	02/15/2018	10,475,494
930,000	U.S. Treasury Notes	1.00%	05/15/2018	928,874
6,060,000	U.S. Treasury Notes	1.00%	05/31/2018	6,051,716
9,570,000	U.S. Treasury Notes	1.50%	05/31/2020	9,546,266

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$9,140,000	U.S. Treasury Notes	2.00%	11/30/2020	$9,234,617
380,000	U.S. Treasury Notes	1.75%	12/31/2020	380,304
10,080,000	U.S. Treasury Notes	2.25%	03/31/2021	10,259,948
14,790,000	U.S. Treasury Notes	1.75%	03/31/2022	14,650,767
260,000	U.S. Treasury Notes	1.50%	02/28/2023	251,337
2,650,000	U.S. Treasury Notes	2.13%	02/29/2024	2,635,457

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $107,697,394)				107,179,432

MUNICIPAL BONDS - 1.02%
33,700,000	Commonwealth of Puerto Rico, Series A Revenue Bonds(f)	8.00%	07/01/2035	20,978,250
360,000	Houston, Texas Utility System Revenue, Reference First Lien Revenue Bonds, Series B	5.00%	11/15/2035	412,596
140,000	Los Angeles County California Metro Transportation Authority Tax Revenue, Reference Revenue Bonds, Series A	5.00%	06/01/2033	164,347
240,000	Massachusetts School Building Authority Sales Tax Revenue , Reference Senior Revenue Bonds, Series C	5.00%	11/15/2034	278,292
240,000	North Texas State Municipal Water District Water System Revenue, Reference Revenue Bonds	5.00%	09/01/2035	276,526
90,000	State of California, Revenue Bonds	5.00%	08/01/2033	102,463

TOTAL MUNICIPAL BONDS (Cost $27,240,805)				22,212,474

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 9.78%
	Fannie Mae-Aces
413,000	Series 2016-M3	2.70%	02/25/2026	406,591
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
311,000	Series 2015-K050(g)	3.33%	08/25/2025	323,161
412,000	Series 2016-K053	3.00%	12/25/2025	416,598
	Federal Home Loan Mortgage Corp. Pool
443,812	Series Pool #G01840	5.00%	07/01/2035	487,838
168,424	Series Pool #G04817	5.00%	09/01/2038	183,327
	Federal Home Loan Mortgage Corp. REMICS
2,012,182	Series 2003-2722(g)	8.88%	12/15/2033	2,310,895
402,178	Series 2005-R003	5.50%	10/15/2035	455,514

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,746,634	Series 2006-3244(g)	5.75%	11/15/2036	$504,383
128,131	Series 2007-3261(g)	5.52%	01/15/2037	23,505
385,376	Series 2007-3262(g)	5.49%	01/15/2037	43,286
1,306,141	Series 2007-3301(g)	5.19%	04/15/2037	178,752
1,053,523	Series 2007-3303(g)	5.19%	04/15/2037	186,709
1,986,643	Series 2007-3303(g)	5.17%	04/15/2037	293,989
617,702	Series 2007-3382(g)	5.09%	11/15/2037	68,874
845,249	Series 2007-3384(g)	5.40%	08/15/2036	116,310
727,521	Series 2007-3384(g)	5.48%	11/15/2037	98,895
650,427	Series 2008-3417(g)	5.27%	02/15/2038	94,884
5,181,515	Series 2008-3419(g)	5.52%	02/15/2038	810,278
667,455	Series 2008-3423(g)	4.74%	03/15/2038	76,074
14,131,933	Series 2008-3423(g)	0.35%	03/15/2038	162,342
9,598,629	Series 2008-3435(g)	5.07%	04/15/2038	1,377,010
2,651,395	Series 2009-3510(g)	5.84%	02/15/2037	487,517
735,609	Series 2009-3523(g)	5.09%	04/15/2039	112,569
137,281	Series 2009-3524	3.97%	06/15/2038	132,196
54,246	Series 2009-3549(g)	4.89%	07/15/2039	6,361
1,765,235	Series 2009-3560(g)	5.49%	11/15/2036	255,955
637,873	Series 2010-3641	4.50%	03/15/2040	686,552
838,207	Series 2010-3726(g)	5.14%	09/15/2040	128,350
5,138,671	Series 2010-3728(g)	3.54%	09/15/2040	476,824
250,000	Series 2010-3779	4.00%	12/15/2030	264,903
750,000	Series 2010-3779	3.50%	12/15/2030	776,825
504,836	Series 2010-3779	4.50%	12/15/2040	526,795
85,116	Series 2011-3786(g)	7.68%	01/15/2041	88,278
1,279,228	Series 2011-3795	4.00%	01/15/2041	1,347,952
84,005	Series 2011-3798(g)	7.68%	11/15/2040	92,334
600,000	Series 2011-3808	3.50%	02/15/2031	621,767
39,198	Series 2011-3809(g)	7.93%	02/15/2041	39,986
1,542,974	Series 2011-3815(g)	4.94%	02/15/2041	214,649
500,000	Series 2011-3824	3.50%	03/15/2031	530,370
823,306	Series 2011-3824(g)	6.19%	08/15/2036	163,143
1,004,253	Series 2011-3863	5.50%	08/15/2034	1,098,079
646,115	Series 2011-3864(g)	7.63%	05/15/2041	697,843
1,085,160	Series 2011-3871	5.50%	06/15/2041	1,238,685
1,125,444	Series 2011-3872(g)	5.04%	06/15/2041	148,137
2,213,235	Series 2011-3888	4.00%	07/15/2041	2,344,781
3,456,949	Series 2011-3894	4.50%	07/15/2041	3,657,610
2,642,522	Series 2011-3910	5.00%	08/15/2041	3,032,444
2,149,683	Series 2011-3924(g)	5.09%	09/15/2041	292,853
4,800,608	Series 2011-3924(g)	5.09%	09/15/2041	795,665
1,620,543	Series 2011-3925	3.00%	09/15/2021	70,987
7,025,198	Series 2012-3(g)	4.97%	02/25/2042	1,012,814

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,626,603	Series 2012-4057	4.00%	06/15/2042	$3,813,911
9,718,102	Series 2013-4196(g)	4.31%	03/15/2043	9,013,601
9,883,602	Series 2013-4218	2.50%	02/15/2043	8,462,671
7,945,918	Series 2013-4239(i)	0.00%	07/15/2043	5,612,555
5,509,017	Series 2014-4302(g)	5.24%	02/15/2044	893,010
4,339,860	Series 2014-4413	3.50%	11/15/2044	4,369,246
11,051,418	Series 2015-4427(g)	4.69%	07/15/2044	1,688,716
3,193,234	Series 2015-4434	3.00%	02/15/2045	2,915,532
3,160,219	Series 2015-4440	2.50%	02/15/2045	2,727,954
	Federal National Mortgage Association Pool
123,587	Series Pool #555743	5.00%	09/01/2033	135,609
150,961	Series Pool #735382	5.00%	04/01/2035	165,258
381,544	Series Pool #735383	5.00%	04/01/2035	417,695
273,400	Series Pool #735484	5.00%	05/01/2035	299,275
110,860	Series Pool #AH4437	4.00%	01/01/2041	115,457
3,862,538	Series Pool #AL9238	3.00%	10/01/2041	3,853,574
4,093,604	Series Pool #AS4645	3.00%	03/01/2045	4,068,558
4,684,530	Series Pool #AS7661	3.00%	08/01/2046	4,629,992
487,278	Series Pool #MA0264	4.50%	12/01/2029	523,826
7,084,308	Series Pool #MA2737	3.00%	09/01/2046	7,032,699
1,176,321	Series Pool #MA3894	4.00%	09/01/2031	1,245,380
	Federal National Mortgage Association REMICS
160,854	Series 2004-46(g)	5.02%	03/25/2034	19,289
136,894	Series 2005-104(g)	5.72%	12/25/2033	1,558
458,872	Series 2006-101(g)	5.60%	10/25/2036	76,761
1,377,245	Series 2006-123(g)	5.34%	01/25/2037	244,810
6,605,163	Series 2006-92(g)	5.60%	10/25/2036	1,252,073
187,301	Series 2007-102(g)	5.42%	11/25/2037	28,598
218,114	Series 2007-108(g)	5.38%	12/25/2037	23,389
51,036	Series 2007-30(g)	5.13%	04/25/2037	6,682
661,521	Series 2007-38(g)	5.10%	05/25/2037	95,241
46,633	Series 2007-51(g)	5.12%	06/25/2037	6,119
120,095	Series 2007-53(g)	5.12%	06/25/2037	16,826
968,493	Series 2007-57(g)	5.64%	10/25/2036	175,329
317,908	Series 2007-68(g)	5.67%	07/25/2037	41,199
1,187,628	Series 2008-3(g)	5.48%	02/25/2038	225,141
658,870	Series 2008-56(g)	5.08%	07/25/2038	84,010
228,534	Series 2008-81	5.50%	09/25/2038	246,988
690,152	Series 2009-111	5.00%	01/25/2040	725,407
612,869	Series 2009-111(g)	5.27%	01/25/2040	89,909
1,904,745	Series 2009-12(g)	5.62%	03/25/2036	399,132
85,152	Series 2009-28(g)	5.02%	04/25/2037	9,066
659,336	Series 2009-41	4.50%	06/25/2039	691,395

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$307,498	Series 2009-42(g)	5.02%	06/25/2039	$42,754
730,214	Series 2009-47(g)	5.12%	07/25/2039	82,027
419,169	Series 2009-62(g)	5.12%	08/25/2039	52,748
161,780	Series 2009-66(g)	4.82%	02/25/2038	19,927
142,860	Series 2009-68(g)	4.27%	09/25/2039	16,588
18,497	Series 2010-109(g)	46.37%	10/25/2040	69,531
1,099,253	Series 2010-11(g)	3.82%	02/25/2040	109,616
157,253	Series 2010-111(g)	5.02%	10/25/2040	17,355
195,918	Series 2010-112	4.00%	10/25/2040	200,670
529,451	Series 2010-115(g)	5.62%	11/25/2039	83,471
3,213,954	Series 2010-115(g)	5.02%	10/25/2040	609,771
7,667,718	Series 2010-123(g)	5.07%	11/25/2040	1,381,614
1,387,471	Series 2010-15(g)	3.97%	03/25/2040	163,250
208,114	Series 2010-34(g)	3.95%	04/25/2040	22,232
127,122	Series 2010-4(g)	5.25%	02/25/2040	19,157
172,719	Series 2010-58(g)	9.95%	06/25/2040	194,947
3,057,695	Series 2010-75	4.50%	07/25/2040	3,290,677
151,556	Series 2010-9(g)	4.32%	02/25/2040	15,873
897,992	Series 2010-9(g)	3.77%	02/25/2040	84,229
50,410	Series 2010-90(g)	5.02%	08/25/2040	6,392
500,000	Series 2011-16	3.50%	03/25/2031	527,776
2,955,842	Series 2011-2	4.00%	02/25/2041	3,115,559
1,000,000	Series 2011-25	3.00%	04/25/2026	1,024,207
500,000	Series 2011-29	3.50%	04/25/2031	515,628
473,983	Series 2011-48(g)	7.24%	06/25/2041	482,535
1,017,067	Series 2011-5(g)	5.42%	11/25/2040	126,334
17,550,620	Series 2011-51(g)	5.02%	06/25/2041	2,573,333
1,919,260	Series 2011-58(g)	5.57%	07/25/2041	352,097
6,622,899	Series 2012-106(g)	5.18%	10/25/2042	1,145,915
1,194,654	Series 2012-124(g)	6.07%	11/25/2042	1,150,610
9,795,601	Series 2012-128(g)	4.53%	11/25/2042	8,463,598
9,555,331	Series 2012-20	3.50%	03/25/2042	9,637,157
774,499	Series 2012-29(g)	5.02%	04/25/2042	104,460
1,521,554	Series 2012-32	5.00%	04/25/2042	319,530
6,089,860	Series 2012-65(g)	5.00%	06/25/2042	1,032,419
5,154,397	Series 2012-92	3.50%	08/25/2042	5,200,488
4,154,122	Series 2013-19(g)	4.22%	03/25/2043	3,583,252
9,646,208	Series 2013-51(g)	4.22%	04/25/2043	8,973,369
13,535,767	Series 2014-50(g)	5.22%	08/25/2044	2,060,654
7,384,389	Series 2014-73(g)	5.22%	11/25/2044	1,338,282
3,671,058	Series 2015-59	3.00%	06/25/2041	3,742,652
9,477,476	Series 2015-79	3.00%	11/25/2045	8,874,473
3,197,877	Series 2015-9	3.00%	01/25/2045	3,264,952

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Freddie Mac Gold Pool
$5,820,958	Series Pool #GO8721	3.00%	09/01/2046	$5,772,249
	Government National Mortgage Association
98,150	Series 2004-83(g)	5.10%	10/20/2034	15,317
87,853	Series 2008-6(g)	5.48%	02/20/2038	16,209
83,394	Series 2008-67(g)	5.02%	08/20/2038	11,099
1,305,689	Series 2008-69(g)	6.65%	08/20/2038	263,912
99,987	Series 2009-10(g)	5.72%	02/16/2039	18,253
1,734,388	Series 2009-35	4.50%	05/20/2039	1,868,811
6,421,198	Series 2009-58(g)	5.27%	06/20/2039	947,394
93,659	Series 2009-6(g)	4.97%	02/20/2038	15,325
3,391,350	Series 2009-75	5.00%	09/20/2039	3,664,907
8,077,888	Series 2010-121(g)	5.02%	09/20/2040	1,265,217
5,130,227	Series 2010-26(g)	5.27%	02/20/2040	873,442
11,765,142	Series 2010-35(g)	4.70%	03/20/2040	1,677,614
142,189	Series 2010-61(g)	5.57%	09/20/2039	20,529
395,707	Series 2010-98(g)	5.81%	03/20/2039	45,103
2,489,568	Series 2011-45	4.50%	03/20/2041	2,631,748
1,190,196	Series 2011-69(i)	0.00%	05/20/2041	1,040,374
2,599,077	Series 2011-71	4.50%	02/20/2041	2,771,476
2,207,616	Series 2011-71(g)	4.42%	05/20/2041	307,930
688,353	Series 2011-72(g)	5.17%	05/20/2041	121,247
3,524,126	Series 2011-89(g)	4.47%	06/20/2041	463,732
962,275	Series 2012-105(g)	5.22%	01/20/2041	79,619
9,504,995	Series 2013-102(g)	5.17%	03/20/2043	1,513,621
10,631,065	Series 2013-113(g)	5.27%	03/20/2043	1,535,510
12,715,834	Series 2013-122(g)	5.17%	08/16/2043	2,183,955
7,311,284	Series 2013-148(g)	4.75%	10/16/2043	1,049,994
14,136,271	Series 2013-186(g)	5.32%	02/16/2043	2,021,367
8,955,744	Series 2014-156(g)	5.27%	10/20/2044	1,455,654
16,982,299	Series 2014-3(g)	5.12%	01/20/2044	2,750,801
18,150,835	Series 2014-4(g)	5.17%	01/16/2044	3,086,401
12,818,722	Series 2014-5(g)	5.17%	07/20/2043	1,855,002
9,992,168	Series 2014-95(g)	5.32%	06/16/2044	1,971,269

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $265,106,455)				213,813,070

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
RIGHTS AND WARRANTS - 0.00%(h)
672	Energy XXI Gulf Coast, Inc. (Strike Price $43.66 and Expiration Date 12/30/2021), Expires 12/30/2021	$4,200

TOTAL RIGHTS AND WARRANTS (Cost $0)		4,200

Shares/Description		Value
SHORT-TERM INVESTMENTS - 27.35%
Money Market Fund
597,872,872	State Street Institutional Trust (7 Day Yield 0.53%)(l)	597,872,872

TOTAL SHORT-TERM INVESTMENTS (Cost $597,872,872)		597,872,872

TOTAL INVESTMENTS - 100.03% (Cost $2,240,747,279)		2,186,790,072
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.02%		400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(1,018,309)
NET ASSETS - 100.00%		$2,186,171,763

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Affiliated company. See Note 9 to Notes to Financial Statements.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities  have  been  deemed  liquid  under  procedures  approved  by  the  Fund's  Board  of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $177,275,730, which represents approximately 8.11% of net assets as of March 31, 2017.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and  sold outside of the United States from registration. Such securities  cannot  be  sold  in  the  United  States  without  either  an  effective  registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2017, the aggregate fair value of those securities was $14,770,002, representing 0.68% of net assets.

(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Security is currently in default.
(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017.
(h)	Less than 0.005%.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2017.
(k)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(l)
The performance of the Fund may be directly affected by the performance of the security. The annual report, along with the report of the independent registered public accounting firm, is included in the security’s Form N-CSR available at www.sec.gov.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	49

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 24.33%
92,345	Ares Dynamic Credit Allocation Fund, Inc.	$1,479,367
82,745	BlackRock Corporate High Yield Fund, Inc.	903,575
160,724	BlackRock Debt Strategies Fund, Inc.	1,851,540
33,353	BlackRock Multi-Sector Income Trust	577,340
47,518	Blackstone/GSO Long-Short Credit Income Fund	764,089
144,670	Brookfield Real Assets Income Fund, Inc.	3,295,583
130,386	Eaton Vance Limited Duration Income Fund	1,803,238
18,412	Invesco High Income Trust II	265,685
42,438	Legg Mason BW Global Income Opportunities Fund, Inc.	542,358
189,803	Nuveen Credit Strategies Income Fund	1,649,388
203,894	Pacholder High Yield Fund, Inc.	1,574,062
27,384	Prudential Global Short Duration High Yield Fund, Inc.	407,748
165,047	Western Asset Emerging Markets Income Fund, Inc.	2,558,229
83,003	Western Asset Global High Income Fund, Inc.	838,330
374,270	Western Asset High Income Opportunity Fund, Inc.	1,886,321

TOTAL CLOSED-END FUNDS (Cost $20,318,559)		20,396,853

COMMON STOCKS - 0.12%
3,300	Linn Energy, Inc.(a)	95,700
3,296	New Millennium Holding Co. - Private Equity(a)(b)	5,134

TOTAL COMMON STOCKS (Cost $240,692)		100,834

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 38.84%
Austria - 0.06%
$49,750	Constantia Flex First Lien, Term B3 Loan	4.00%	04/30/2022	50,030

Bermuda - 0.71%
97,250	Belmond Interfin Ltd., Euro Term Loan	4.00%	03/19/2021	105,368
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.75%	06/30/2019	490,708
				596,076
Canada - 0.72%
75,000	Air Canada First Lien, Term Loan	3.61%	09/21/2023	75,563
79,600	GFL Environmental, Inc., Term B Loan	3.75%	09/22/2023	80,073
294,931	Hudson’s Bay Company, Initial Term Loan	4.25%	09/30/2022	283,871
100,000	New Red Finance, Inc. (aka Burger King/Tim Hortons), Term B-3 Loan(c)	L+2.25%	02/16/2024	100,209

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$59,700	Telesat Canada, Term B-4 Loan	4.15%	11/17/2023	$60,297
				600,013
France - 3.31%
300,000	Cerba Healthcare (Newco SAB Bidco SASU), First Lien Term Loan(c)	E+3.00%	03/21/2024	319,191
235,000	Ceva Sante Animale SA (Financiere Top Mendel), First Lien Term B Loan	3.75%	06/30/2021	253,393
200,000	Financiere Verdi II S.A.S., Term Loan(c)	L+4.75%	07/21/2023	252,863
144,380	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.19%	10/01/2020	155,441
245,000	Oberthur Technologies Group SAS, Facility B1 Term Loan(c)	L+3.75%	01/10/2024	262,086
228,376	SAM Bidco., Facility B3B Assignment	3.50%	12/17/2021	246,221
240,927	SAM Bidco., Facility B6 Assignment	4.24%	12/17/2021	242,283
200,000	SFR Group S.A. (Ypso France SAS), Term B11 Loan(c)	L+2.75%	06/22/2025	199,641
490,000	Technicolor SA, First Lien Term B Loan	3.50%	11/18/2023	525,534
295,000	Verallia Packaging S.A.S., Facility B2 Term Loan	3.75%	10/29/2022	316,591
				2,773,244
Germany - 1.32%
169,575	Coherent Holding GmbH, Term B Loan	4.25%	11/07/2023	184,230
108,829	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	3.75%	07/25/2021	117,672
402,825	Springer SBM Two Gmbh, Initial Term B8 Loan	4.50%	08/14/2020	430,976
119,700	Springer Science, First Lien Term B10 Loan	4.75%	06/15/2020	127,869
230,000	Tele Columbus AG, Term Loan	4.00%	01/02/2023	245,313
				1,106,060
Great Britain - 1.64%
402,822	Ineos Finance PLC, New 2022 Euro Term Loan	3.25%	03/31/2022	429,611
215,000	Intervias Finco Ltd., (fka Optima Sub-Finco Ltd.), C Term Loan	5.87%	01/30/2023	270,624
200,000	LSF9 Robin Investments Ltd., Facility B1 Term Loan(c)	L+5.00%	12/14/2023	254,026
155,000	Onex Eagle Acquisition Company Ltd., Facility B Tranche 2 Term Loan	4.00%	02/24/2022	165,767
200,186	UMV Global Foods Co. Ltd., Facility B1 Term Loan	4.65%	11/19/2021	251,979
				1,372,007
Ireland - 0.13%
100,000	Valeo Foods Group Ltd., Facility B Term Loan	4.25%	05/06/2022	107,366

Italy - 0.35%
275,217	Inter Media and Communications S.r.l., Term Loan B	5.50%	06/05/2019	293,235

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	51

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 2.15%
$100,000	Allnex (Luxembourg) & Cy S.C.A. (fka Al Chem & Cy S.C.A.), Tranche B-2 Term Loan(c)	L+3.25%	09/13/2023	$100,250
284,213	Auris Luxembourg III S.A.R.L. (aka Siemens Audiology), Facility B7 Term Loan	4.15%	01/17/2022	287,144
70,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	8.07%	07/29/2022	70,569
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.57%	02/01/2024	200,225
27,506	Diaverum Holdings S.A.R.L., Facility C1 France Term Loan	4.00%	04/01/2022	29,615
192,494	Diaverum Holdings S.A.R.L., Facility C1 Luxembourg Term Loan	4.00%	04/01/2022	207,252
160,309	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.84%	04/28/2021	147,886
75,000	HLF Financing S.A.R.L. (HLF Financing US, LLC), Senior Lien Term Loan(c)	L+5.50%	02/15/2023	75,172
450,054	SIG Combibloc Holdings SCA (fka Onex Wizard Acquisition Company II SCA), Initial Euro Term Loan	4.00%	03/11/2022	477,351
195,000	Telenet International Finance S.A.R.L., Facility Term Loan	3.25%	01/31/2025	208,061
				1,803,525
Netherlands - 1.78%
283,418	Action Holding BV (fka Peer Holdings BV), Term B Loan	4.25%	02/25/2022	307,669
118,748	Jacobs Douwe Egberts International BV (fka Charger OpCo BV), Term B-1 Euro Term Loan	3.50%	07/02/2022	122,826
200,000	Keter Group B.V., Facility B1 Term Loan(c)	E+4.25%	10/31/2023	213,535
370,000	Mediq B.V. (fka Media N.V.), Facility B3 Loan	4.50%	02/28/2022	398,806
419,249	Platform Specialty (Macdermid), First Lien Term B Loan	4.75%	06/07/2023	449,306
				1,492,142
Spain - 0.23%
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.38%	06/28/2021	192,744
				192,744
Sweden - 0.85%
370,000	Unilabs Diagnostics AB, Term B Loan(c)	E+3.00%	03/21/2024	392,841
300,000	Verisure Midholding AB, Facility B1A Term Loan	3.75%	10/10/2022	323,129
				715,970
United Kingdom - 0.69%
250,000	LGC Science Holdings Ltd. (fka Figaro Bidco Ltd.), Facility Term B-3 Loan	4.73%	03/08/2023	250,625

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$99,234	Multi Packaging Solutions Global Holdings Ltd. (fka Chesapeake Finance 2 Limited), Sterling Tranche B Term Loan Retired 10/14/2016	5.00%	09/30/2020	$125,082
160,000	Richmond UK Holdco Ltd., Facility B Term Loan(c)	L+4.25%	03/04/2024	203,378
				579,085
United States - 24.90%
277,098	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan	3.75%	02/16/2023	279,003
418,791	Access CIG LLC, First Lien Term B Loan	6.00%	10/18/2021	421,513
100,000	ADMI, Corp. (aka Aspen Dental), Initial Term Loan(c)	L+3.75%	04/29/2022	101,063
40,000	Al Aqua Merger Sub, Inc. (aka Culligan International Company), First Lien B Term Loan(c)	L+4.00%	12/13/2023	40,600
79,800	A-L Parent LLC (aka Learfield Communications), First Lien Term Loan	4.25%	12/01/2023	80,748
100,000	AlixPartners LLP, Term B Loan(c)	L+3.00%	03/28/2024	100,625
100,000	Altice US Finance I Corp. (Suddenlink), First Lien Term B Loan(c)	L+2.25%	07/25/2025	100,079
40,000	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Incremental Term Loan	3.51%	12/15/2023	40,406
105,000	American Builders & Contractors Supply Co., First Lien Term Loan	3.73%	09/22/2023	105,394
249,334	American Renal Holdings Inc., First Lien Term B Loan(c)	L+3.50%	08/20/2019	249,906
150,196	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	150,008
100,000	Aramark Intermediate HoldCo. Corp., U.S. Term B Loan(c)	L+2.00%	03/08/2024	100,771
244,018	AssuredPartners, Inc., Term Loan	5.25%	10/21/2022	246,276
186,494	Asurion, LLC (fka Asurion Corporation), Replacement B-4 Term Loan	4.25%	08/04/2022	187,683
653,363	AVSC Holding Corp., Tranche 1 Incremental Term Loan	4.50%	01/25/2021	657,038
365,000	Bass Pro Group LLC, Initial Term Loan(c)	L+5.00%	12/15/2023	352,455
205,000	BCPE Eagle Buyer LLC, Initial First LienTerm Loan(c)	L+4.25%	03/16/2024	205,256
331,326	Berry Plastics Corp., Term I Loan	3.52%	10/01/2022	333,846
100,000	Boyd Gaming Corp., Term B Loan(c)	L+2.50%	09/15/2023	100,727
25,000	Bright Horizons (fka Bright Horizons Family Solutions), Incremental Term Loan	3.50%	11/07/2023	25,306
349,200	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	351,821
265,455	Calpine Corp., First Lien Bridge Term Loan	2.74%	11/03/2017	265,952

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	53

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$79,800	Camelot Finance LP (aka Thomson Reuters Intellectual Property & Science), Initial Term Loan	4.75%	09/15/2023	$80,050
100,000	Caraustar Industries, Inc., Refinancing Term Loanceva san	6.65%	03/14/2022	101,110
195,003	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	3.50%	05/20/2021	211,438
225,298	Cengage Learning, Inc., Refinancing Term Loan	5.25%	06/07/2023	215,547
51,309	Charter Nex Films, Inc., First Lien Tem B Loan	5.25%	02/07/2022	51,865
99,497	CHG Healthcare Services, Inc. (fka CHG Buyer Corporation), First Lien Term Loan(c)	L+3.75%	06/07/2023	100,878
100,000	Colorado Buyer, Inc. (aka Cyxtera Technologies), Term B Loan(c)	L+3.00%	03/15/2024	100,738
550,238	Communications Sales & Leasing, Inc. (CSL Capital, LLC), Term Loan	4.00%	10/24/2022	549,482
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.57%	02/01/2024	200,225
99,379	DH Publishing, L.P., Term B-4 Loan	3.38%	08/22/2022	99,918
47,143	Donnelley Financial First Lien, Term B Loan	5.00%	09/27/2023	47,624
302,444	Eastern Power LLC, First Lien Term B Loan(c)	L+4.00%	10/02/2023	304,221
295,000	Element Materials Technology Group US Holdings, Inc., Term B2 Loan	4.75%	02/22/2023	315,493
154,441	Emmis Operating Co., Term Loan	7.00%	06/10/2021	146,719
438,750	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	419,555
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	137,906
513,713	Envision Healthcare Corp. (fka Emergency Medical Corporation), Initial Term Loan(c)	L+3.00%	12/01/2023	518,850
185,000	Equinix, Inc., Term B2 Loan(c)	E+3.25%	12/22/2023	199,719
150,000	ESH Hospitality, Inc., Repriced Term Loan(c)	L+2.50%	08/30/2023	150,956
100,000	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan(c)	L+3.25%	07/27/2023	100,750
69,825	Fitness International LLC, Term B Loan	5.40%	07/01/2020	70,785
100,000	Freedom Mortgage Corp., Initial Term Loan	6.86%	02/23/2022	101,625
164,857	GCI Holdings Term B Loan	3.77%	02/02/2022	166,146
54,863	Genoa, a QoL Healthcare Company LLC, First Lien Term Loan	4.75%	10/30/2023	55,251
103,454	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	90,878
100,000	Go Daddy Operating Co. (GD Finance Co., Inc.), Initial Term Loan(c)	L+2.50%	02/15/2024	100,269
160,276	GOBP Holdings, Inc., First Lien Initial Term Loan	5.00%	10/21/2021	160,803
175,000	Greeneden U.S. Holdings I, LLC, Tranche B-1 Term Loan	5.02%	12/01/2023	176,641

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$260,175	HD Supply, Inc., Incremental Term Loan Retired 10/17/2016	3.90%	08/13/2021	$262,533
223,100	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	215,570
141,750	HUB International Ltd., Initial Term Loan	4.00%	10/02/2020	142,685
149,625	Ineos US Finance LLC, New 2024 Term Loan(c)	L+2.75%	04/01/2024	150,630
300,000	Invent Farma, First Lien Term B Loan	3.75%	08/03/2023	319,240
676,408	Jaguar Holding Co. I (aka Pharmaceutical Product Development, Inc.), Initial Term Loan	4.25%	08/18/2022	679,472
250,000	JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan(c)	L+2.50%	10/30/2022	251,276
378,287	Kleopatra Holdings 2, Initial U.S. Dollar Term Loan	4.25%	04/28/2020	381,880
90,000	Landry’s, Inc. (fka Lamdry’s Restaurants, Inc.), Term B Loan	4.00%	09/19/2023	90,876
100,000	Leslie’s Poolmart, Inc., Tranche B-1 Term Loan	4.77%	08/16/2023	100,537
150,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan(c)	L+2.25%	02/22/2024	150,437
275,239	Lifetime Fitness, Inc., Term Loan	4.00%	06/10/2022	276,305
200,000	Mallinckrodt International Finance S.A., 2017 Term B Loan	3.90%	09/24/2024	200,125
189,614	Michaels Stores, Inc., New Replacement Term B-1 Loan	3.75%	01/28/2023	189,338
64,675	Monitronics International Inc., Term B-2 Loan	6.50%	09/21/2022	65,423
145,368	Navistar, Inc., Tranche B Term Loan	5.00%	08/07/2020	147,215
538,350	Neiman Marcus Group, Inc., Other Term Loan	4.25%	10/25/2020	434,284
100,000	NeuStar, Inc., Term B2 Loan(c)	L+3.75%	03/01/2024	101,406
210,000	Nexstar Broadcasting, Inc., Term B Loan	3.94%	01/17/2024	212,100
93,575	NM Z Parent, Inc., (aka Zep, Inc.), Initial Term Loan Retired 11/04/2016	5.00%	06/27/2022	94,979
59,828	NVA Holdings, Inc., First Lien Term B-2 Loan	4.65%	08/14/2021	60,520
100,000	Onvoy LLC, First Lien Initial Term Loan(c)	L+4.50%	02/10/2024	99,938
162,317	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	161,709
109,632	OSG International Inc., (OIN Delaware LLC), Initial Term Loan	5.75%	08/05/2019	109,701
227,125	Paragon Offshore Finance Co., Term Loan	5.75%	07/16/2021	89,857
70,954	Penn Engineering & Manufacturing Corp., Incremental Tranche C Term Loan	4.00%	08/27/2021	76,671
99,750	Pinnacle Foods Finance LLC, Initial Term Loan(c)	L+2.00%	02/02/2024	100,300
65,000	ProAmpac PG Borrower LLC, First Lien Initial Term Loan	5.00%	11/20/2023	65,715
179,550	Quikrete Holdings, Inc., First Lien Term Loan	4.00%	11/04/2023	181,442
405,000	RP Crown Parent LLC, Initial Term Loan	4.50%	10/12/2023	408,333
100,000	RPI Finance Trust, Initial B-6 Term Loan(c)	L+2.00%	03/27/2023	100,406

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	55

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$60,000	Sable International Finance Ltd., First Lien Term B Loan	5.65%	12/31/2022	$60,637
127,974	Scientific Games International, Inc., Initial Term B-3 Loan	4.94%	10/01/2021	129,764
217,250	Securus Technologies Holdings, Inc., First Lien Incremental Term Loan	5.25%	04/17/2020	217,523
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	250,625
174,563	Servicemaster Company, LLC, Tranche C Term Loan	3.27%	11/08/2023	176,444
107,250	Signode Industrial Group Lux S.A. (Signode Industrial Group US, Inc.), Initial Term Loan	4.00%	05/01/2021	115,845
199,000	Solenis International LP, Tranche C Term Loan	5.00%	07/31/2021	215,478
272,938	Solera LLC (Solera Finance, Inc.), Euro Term Loan	3.75%	03/03/2023	295,621
47,447	Spectrum Brands, Inc., Euro Term Loan	3.50%	06/23/2022	51,081
200,000	Sprint Communications, Inc., Initial Term Loan(c)	L+2.50%	02/02/2024	200,215
113,275	Sterigenics-Nordion Holdings LLC, Initial Term Loan	4.25%	05/16/2022	113,629
100,000	Team Health Holdings, Inc., Initial Term Loan(c)	L+2.75%	02/06/2024	99,437
170,000	Telenet Financing USD LLC, Facility Term Loan(c)	L+3.00%	01/31/2025	170,521
99,500	The Nature’s Bounty Co., (aka NBTY), Sterling Term B-1 Loan	5.25%	05/05/2023	125,754
148,125	TI Group Automotive Systems LLC, Initial Euro Term Loan	3.75%	06/30/2022	159,769
97,090	TI Group Automotive Systems LLC, Initial US Term Loan	3.73%	06/30/2022	97,495
220,782	Toys “R” US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	212,503
437,630	Trans Union LLC, Term B-2 Loan	3.52%	04/09/2023	441,004
451,242	TransDigm, Inc., Tranche E Term Loan	4.00%	05/16/2022	450,358
195,000	United Airlines, Inc., Term B Loan(c)	L+2.25%	04/01/2024	195,732
100,000	Univision Communications, 2017 Replacement Term Loan(c)	L+2.75%	03/15/2024	99,531
150,000	UPC Financing Partnership, Facility AP Term Loan(c)	L+2.75%	04/15/2025	150,640
172,813	US Renal Care, Inc., First Lien Initial Term Loan	5.25%	12/30/2022	162,605
151,125	Utex Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	142,171
242,930	Versum Materials, Inc., Term Loan	4.58%	11/15/2022	242,914
169,231	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan	4.00%	03/03/2023	171,276

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$218,900	Western Digital Corp., Euro Term B-2 Term Loan	2.75%	04/29/2023	$234,398
100,000	William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), First Lien Term Loan(c)	L+3.25%	05/06/2021	100,625
259,350	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan	4.95%	03/29/2021	261,512
136,011	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	132,993
				20,870,921

TOTAL BANK LOANS (Cost $33,128,524)				32,552,418

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 31.71%
Australia - 0.07%
$55,000	BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC(d)	6.50%	05/15/2021	57,887

Bermuda - 0.10%
65,000	Weatherford International Ltd.	7.75%	06/15/2021	70,363
10,000	Weatherford International Ltd.	4.50%	04/15/2022	9,625
5,000	Weatherford International Ltd.	8.25%	06/15/2023	5,450
				85,438
Canada - 1.52%
65,000	Baytex Energy Corp.(d)	5.13%	06/01/2021	58,988
170,000	Cascades, Inc.(d)	5.50%	07/15/2022	170,425
15,000	Cascades, Inc.(d)	5.75%	07/15/2023	15,075
85,000	Eldorado Gold Corp.(d)	6.13%	12/15/2020	87,550
100,000	First Quantum Minerals Ltd.(d)	7.25%	05/15/2022	103,375
35,000	First Quantum Minerals Ltd.(d)	7.25%	04/01/2023	35,481
20,000	Hudbay Minerals, Inc.(d)	7.25%	01/15/2023	21,300
30,000	Hudbay Minerals, Inc.(d)	7.63%	01/15/2025	32,700
135,000	Open Text Corp.(d)	5.63%	01/15/2023	141,075
25,000	Open Text Corp.(d)	5.88%	06/01/2026	26,250
35,875	Precision Drilling Corp.	6.63%	11/15/2020	36,233
60,000	Precision Drilling Corp.(d)	7.75%	12/15/2023	63,450
55,000	Teck Resources Ltd.(d)	8.50%	06/01/2024	63,594
390,000	Valeant Pharmaceuticals International, Inc.(d)	5.38%	03/15/2020	350,513
10,000	Valeant Pharmaceuticals International, Inc.(d)	5.63%	12/01/2021	8,100
25,000	Valeant Pharmaceuticals International, Inc.(d)	6.50%	03/15/2022	25,781
40,000	Valeant Pharmaceuticals International, Inc.(d)	5.88%	05/15/2023	31,250
				1,271,140

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	57

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Cayman Islands - 0.16%
$125,000	UPCB Finance IV Ltd.(e)	4.00%	01/15/2027	$136,190

France - 0.79%
110,000	Crown European Holdings SA(d)	2.63%	09/30/2024	115,386
100,000	Holding Medi-Partenaires SAS(e)	7.00%	05/15/2020	111,374
290,000	Numericable-SFR SAS(e)	5.63%	05/15/2024	329,102
100,000	SPCM SA(e)	2.88%	06/15/2023	108,816
				664,678
Germany - 0.63%
65,000	IHO Verwaltungs GmbH(d)(f)	4.50%	09/15/2023	64,432
120,000	IHO Verwaltungs GmbH(e)(f)	3.25%	09/15/2023	131,473
100,000	Unitymedia GmbH(e)	3.75%	01/15/2027	107,400
205,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(e)	4.00%	01/15/2025	227,852
				531,157
Great Britain - 2.74%
300,000	Anglo American Capital PLC	3.25%	04/03/2023	341,988
150,000	Arqiva Broadcast Finance PLC(e)	9.50%	03/31/2020	203,628
100,000	Boparan Finance PLC(e)	5.50%	07/15/2021	124,007
100,000	IDH Finance PLC(d)	6.25%	08/15/2022	121,674
100,000	IDH Finance PLC(d)(g)	6.36%	08/15/2022	120,748
200,000	Inmarsat Finance PLC(d)	6.50%	10/01/2024	207,750
100,000	Inovyn Finance PLC(d)	6.25%	05/15/2021	112,716
110,000	Iron Mountain Europe PLC(e)	6.13%	09/15/2022	146,639
130,000	Synlab Bondco PLC(d)	6.25%	07/01/2022	149,786
150,000	TA MFG. Ltd.(d)	3.63%	04/15/2023	162,925
200,000	Tullow Oil PLC(d)	6.00%	11/01/2020	194,036
110,000	Virgin Media Finance PLC(e)	7.00%	04/15/2023	148,249
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	130,243
100,000	Vougeot Bidco PLC(e)	7.88%	07/15/2020	130,243
				2,294,632
Ireland - 0.70%
150,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(d)	4.63%	05/15/2023	151,687
135,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(d)	6.75%	05/15/2024	157,817
140,000	Park Aerospace Holdings Ltd.(d)	5.50%	02/15/2024	145,950
100,000	Virgin Media Receivables Financing Notes I DAC(e)	5.50%	09/15/2024	130,662
				586,116
Italy - 0.15%
110,000	LKQ Italia Bondco SpA(d)	3.88%	04/01/2024	124,064

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Jersey - 0.56%
$150,000	AA Bond Co. Ltd.(d)	5.50%	07/31/2022	$193,583
120,000	CPUK Finance Ltd.(d)	7.00%	08/28/2020	158,578
100,000	Lincoln Finance Ltd.(d)	6.88%	04/15/2021	114,334
				466,495
Luxembourg - 2.59%
100,000	Altice Financing SA(d)	5.25%	02/15/2023	114,036
100,000	Altice Luxembourg SA(e)	7.25%	05/15/2022	113,057
240,000	ArcelorMittal	6.25%	03/01/2021	260,400
20,000	ArcelorMittal	6.13%	06/01/2025	22,300
116,000	Capsugel SA(d)(f)	7.00%	05/15/2019	115,739
55,000	Dana Financing Luxembourg Sarl(d)	5.75%	04/15/2025	55,619
200,000	FAGE International SA/ FAGE USA Dairy Industry, Inc.(d)	5.63%	08/15/2026	201,000
125,000	Hanesbrands Finance Luxembourg SCA(d)	3.50%	06/15/2024	136,803
60,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	54,375
105,000	Intelsat Jackson Holdings SA(d)	8.00%	02/15/2024	111,562
140,000	Matterhorn Telecom SA(d)	3.88%	05/01/2022	151,595
100,000	Matterhorn Telecom SA(e)	4.88%	05/01/2023	106,747
100,000	SIG Combibloc Holdings SCA(d)	7.75%	02/15/2023	114,134
100,000	Telenet Finance VI Luxembourg SCA(e)	4.88%	07/15/2027	114,770
480,000	Wind Acquisition Finance SA(d)	7.38%	04/23/2021	500,400
				2,172,537
Netherlands - 0.80%
130,000	Alcoa Nederland Holding BV(d)	6.75%	09/30/2024	140,075
25,000	Alcoa Nederland Holding BV(d)	7.00%	09/30/2026	27,313
60,000	Alpha 3 BV / Alpha US Bidco, Inc.(d)	6.25%	02/01/2025	60,900
220,000	Darling Global Finance BV(d)	4.75%	05/30/2022	247,428
175,000	Ziggo Bond Finance BV(e)	4.63%	01/15/2025	194,439
				670,155
United States - 20.90%
110,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	111,650
55,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	57,234
75,000	ACCO Brands Corp.(d)	5.25%	12/15/2024	75,562
90,000	AECOM	5.75%	10/15/2022	94,837
95,000	AES Corp.	6.00%	05/15/2026	98,800
75,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC(d)	6.63%	06/15/2024	76,875
110,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC(d)	5.75%	03/15/2025	106,975
110,000	Allegion US Holding Co., Inc.	5.75%	10/01/2021	115,087
105,000	American Builders & Contractors Supply Co., Inc.(d)	5.63%	04/15/2021	108,150
135,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	136,350

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	59

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$40,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50%	05/20/2025	$39,900
110,000	Amsurg Corp.	5.63%	07/15/2022	113,162
20,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(d)	5.38%	09/15/2024	20,400
35,000	Antero Resources Corp.	5.38%	11/01/2021	36,079
15,000	Antero Resources Corp.	5.13%	12/01/2022	15,272
30,000	Antero Resources Corp.	5.63%	06/01/2023	30,825
125,000	Apex Tool Group LLC(d)	7.00%	02/01/2021	113,750
105,000	Argos Merger Sub, Inc.(d)	7.13%	03/15/2023	100,012
90,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(d)	10.00%	04/01/2022	93,487
56,000	Ashtead Capital, Inc.(d)	6.50%	07/15/2022	58,520
15,000	Ashtead Capital, Inc.(d)	5.63%	10/01/2024	15,862
115,000	Axalta Coating Systems(e)	4.25%	08/15/2024	130,995
10,000	B&G Foods, Inc.	4.63%	06/01/2021	10,125
75,000	B&G Foods, Inc.	5.25%	04/01/2025	75,844
85,000	Boyd Gaming Corp.	6.38%	04/01/2026	91,162
45,000	Building Materials Corp. of America(d)	5.38%	11/15/2024	45,815
90,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	90,675
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.13%	05/01/2023	77,437
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.88%	04/01/2024	47,588
70,000	Centene Corp.	5.63%	02/15/2021	73,437
30,000	Centene Corp.	4.75%	05/15/2022	30,975
45,000	Centene Corp.	6.13%	02/15/2024	48,431
105,000	CenturyLink, Inc.	5.63%	04/01/2025	100,931
135,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(d)	5.75%	03/01/2025	138,881
100,000	Cheniere Corpus Christi Holdings LLC(d)	7.00%	06/30/2024	110,625
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	74,800
105,000	Chesapeake Energy Corp.(d)	8.00%	01/15/2025	105,394
35,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	34,737
180,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	154,800
105,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	107,494
105,000	CITGO Petroleum Corp.(d)	6.25%	08/15/2022	106,837
100,000	Cliffs Natural Resources, Inc.(d)	8.25%	03/31/2020	108,375
110,000	CommScope Technologies LLC(d)	5.00%	03/15/2027	110,104
105,000	CommScope, Inc.(d)	5.50%	06/15/2024	108,971
20,000	CoreCivic, Inc.	5.00%	10/15/2022	20,750
100,000	CoreCivic, Inc.	4.63%	05/01/2023	100,375
100,000	Cott Corp.(d)	5.50%	07/01/2024	112,809
100,000	Cott Corp.(e)	5.50%	07/01/2024	112,809
155,000	Covanta Holding Corp.	6.38%	10/01/2022	160,425

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$15,000	Covanta Holding Corp.	5.88%	07/01/2025	$15,066
10,000	CSC Holdings LLC	5.25%	06/01/2024	9,987
185,000	CSC Holdings LLC(d)	5.50%	04/15/2027	188,469
5,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	4,997
125,000	DaVita, Inc.	5.13%	07/15/2024	126,484
145,000	DBP Holding Corp.(d)	7.75%	10/15/2020	98,600
40,000	Denbury Resources, Inc.(d)	9.00%	05/15/2021	42,400
120,000	Denbury Resources, Inc.	5.50%	05/01/2022	94,200
55,000	DISH DBS Corp.	5.88%	07/15/2022	57,921
5,000	DISH DBS Corp.	5.88%	11/15/2024	5,269
55,000	DISH DBS Corp.	7.75%	07/01/2026	64,075
15,000	DISH DBS Corp.	5.00%	03/15/2023	15,105
125,000	Dynegy, Inc.	6.75%	11/01/2019	129,062
85,000	Endo Finance LLC(d)	5.75%	01/15/2022	77,775
55,000	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc.(d)	6.00%	07/15/2023	48,400
80,000	Energizer SpinCo, Inc.(d)	5.50%	06/15/2025	81,800
5,000	Energy Transfer Equity LP	5.88%	01/15/2024	5,337
120,000	EnerSys(d)	5.00%	04/30/2023	121,200
115,000	Envision Healthcare Corp.(d)	5.13%	07/01/2022	117,623
150,000	ESH Hospitality, Inc.(d)	5.25%	05/01/2025	151,593
30,000	FBM Finance, Inc.(d)	8.25%	08/15/2021	31,950
400,000	First Data Corp.(d)	7.00%	12/01/2023	430,000
130,000	First Quality Finance Co., Inc.(d)	4.63%	05/15/2021	128,050
40,000	Flex Acquisition Co., Inc.(d)	6.88%	01/15/2025	40,900
140,000	Flexi-Van Leasing, Inc.(d)	7.88%	08/15/2018	127,400
180,000	Frontier Communications Corp.	6.88%	01/15/2025	149,850
125,000	Gates Global LLC / Gates Global Co.(d)	6.00%	07/15/2022	127,812
60,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	62,100
115,000	Gulfport Energy Corp.	6.63%	05/01/2023	116,869
225,000	HCA Holdings, Inc.	6.25%	02/15/2021	243,422
15,000	HCA, Inc.	5.25%	06/15/2026	15,751
185,000	HCA, Inc.	5.88%	05/01/2023	200,263
165,000	HD Supply, Inc.(d)	5.75%	04/15/2024	173,960
5,000	HealthSouth Corp.	5.13%	03/15/2023	5,025
135,000	HealthSouth Corp.	5.75%	11/01/2024	136,688
75,000	HUB International Ltd.(d)	7.88%	10/01/2021	78,375
25,000	Hughes Satellite Systems Corp.(d)	5.25%	08/01/2026	25,000
25,000	Hughes Satellite Systems Corp.(d)	6.63%	08/01/2026	25,625
220,000	IMS Health, Inc.(d)	4.13%	04/01/2023	246,072
180,000	Ingles Markets, Inc.	5.75%	06/15/2023	182,250
100,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(d)	6.88%	02/15/2019	95,500
100,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(d)	6.38%	08/01/2023	104,750

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$120,000	JBS USA LLC / JBS USA Finance, Inc.(d)	7.25%	06/01/2021	$123,900
80,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	82,300
95,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)	5.00%	06/01/2024	97,256
60,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.(d)	7.00%	04/15/2025	61,050
90,000	Lamar Media Corp.	5.75%	02/01/2026	96,638
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	5,013
75,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	76,500
135,000	Level 3 Financing, Inc.	5.13%	05/01/2023	138,375
35,000	Level 3 Financing, Inc.	5.38%	01/15/2024	35,919
100,000	Levi Strauss & Co.(d)	3.38%	03/15/2027	107,213
80,000	LifePoint Health, Inc.	5.50%	12/01/2021	83,050
95,000	LifePoint Health, Inc.(d)	5.38%	05/01/2024	96,853
30,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)	4.88%	04/15/2020	30,188
100,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)	5.75%	08/01/2022	99,050
5,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)	5.63%	10/15/2023	4,775
95,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/2024	100,700
80,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	86,400
165,000	Natural Resource Partners LP / NRP Finance Corp.(d)	10.50%	03/15/2022	171,600
10,000	NCR Corp.	5.88%	12/15/2021	10,463
160,000	Neiman Marcus Group Ltd. LLC(d)(f)	8.75%	10/15/2021	90,800
65,000	Nielsen Finance LLC / Nielsen Finance Co.(d)	5.00%	04/15/2022	66,625
60,000	Novelis Corp.(d)	6.25%	08/15/2024	62,700
70,000	Novelis Corp.(d)	5.88%	09/30/2026	71,575
135,000	NRG Energy, Inc.	6.63%	03/15/2023	138,797
140,000	NRG Yield Operating LLC(d)	5.00%	09/15/2026	136,850
15,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	15,112
95,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	97,613
35,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	35,788
60,000	Olin Corp.	5.13%	09/15/2027	61,164
155,000	Party City Holdings, Inc.(d)	6.13%	08/15/2023	157,713
50,000	Performance Food Group, Inc.(d)	5.50%	06/01/2024	51,250
110,000	PHI, Inc.	5.25%	03/15/2019	104,500
70,000	Pilgrim's Pride Corp.(d)	5.75%	03/15/2025	70,875
115,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	4.88%	05/01/2021	117,703
85,000	Plantronics, Inc.(d)	5.50%	05/31/2023	85,956

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$140,000	Plastipak Holdings, Inc.(d)	6.50%	10/01/2021	$144,200
80,000	Post Holdings, Inc.(d)	6.00%	12/15/2022	84,500
25,000	Post Holdings, Inc.(d)	7.75%	03/15/2024	27,693
30,000	Post Holdings, Inc.(d)	5.50%	03/01/2025	30,075
65,000	Post Holdings, Inc.(d)	5.00%	08/15/2026	62,400
135,000	Prestige Brands, Inc.(d)	5.38%	12/15/2021	138,713
100,000	PSPC Escrow Corp.(d)	6.00%	02/01/2023	110,134
50,000	Range Resources Corp.(d)	5.00%	08/15/2022	49,750
30,000	Range Resources Corp.	4.88%	05/15/2025	28,875
65,000	Rent-A-Center, Inc.	6.63%	11/15/2020	57,850
95,000	Rent-A-Center, Inc.	4.75%	05/01/2021	79,325
65,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(d)	5.13%	07/15/2023	66,869
60,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(d)	7.00%	07/15/2024	64,350
145,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	149,351
90,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	91,800
80,000	Rite Aid Corp.(d)	6.13%	04/01/2023	79,600
50,000	Sabine Pass Liquefaction LLC(d)	5.88%	06/30/2026	55,220
50,000	Sabine Pass Liquefaction LLC(d)	5.00%	03/15/2027	52,320
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	77,531
100,000	SBA Communications Corp.	4.88%	07/15/2022	101,750
65,000	SBA Communications Corp.(d)	4.88%	09/01/2024	64,337
155,000	Scientific Games International, Inc.(d)	7.00%	01/01/2022	166,044
75,000	Sequa Corp.(d)	7.00%	12/15/2017	40,125
10,000	SESI LLC	6.38%	05/01/2019	10,025
25,000	SESI LLC	7.13%	12/15/2021	25,438
150,000	Silgan Holdings, Inc.(d)	3.25%	03/15/2025	159,715
120,000	Six Flags Entertainment Corp.(d)	4.88%	07/31/2024	118,725
35,000	SM Energy Co.	6.13%	11/15/2022	35,438
20,000	SM Energy Co.	5.00%	01/15/2024	19,000
10,000	SM Energy Co.	5.63%	06/01/2025	9,620
20,000	SM Energy Co.	6.75%	09/15/2026	20,200
45,000	Southwestern Energy Co.	4.10%	03/15/2022	42,188
70,000	Southwestern Energy Co.	6.70%	01/23/2025	69,650
495,000	Sprint Corp.	7.25%	09/15/2021	535,684
65,000	SS&C Technologies Holdings, Inc.	5.88%	07/15/2023	69,063
60,000	Standard Industries, Inc.(d)	5.50%	02/15/2023	61,500
150,000	Standard Industries, Inc.(d)	6.00%	10/15/2025	155,625
85,000	Steel Dynamics, Inc.	5.13%	10/01/2021	88,081
20,000	Steel Dynamics, Inc.	5.50%	10/01/2024	20,950
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	118,800

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$195,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	$199,875
150,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.	7.38%	02/01/2020	152,250
105,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	114,450
40,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(d)	5.13%	02/01/2025	41,350
15,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	15,150
160,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	158,160
125,000	Tenet Healthcare Corp.	4.50%	04/01/2021	125,625
110,000	Tenet Healthcare Corp.(d)	7.50%	01/01/2022	119,075
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	73,875
50,000	Tenneco, Inc.	5.38%	12/15/2024	51,750
105,000	TerraForm Power Operating LLC(d)(h)	6.38%	02/01/2023	109,594
115,000	The GEO Group, Inc.	5.13%	04/01/2023	114,712
110,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	114,744
160,000	T-Mobile USA, Inc.	6.00%	03/01/2023	171,248
145,000	T-Mobile USA, Inc.	6.00%	04/15/2024	154,969
130,000	TMS International Corp.(d)	7.63%	10/15/2021	131,625
90,000	TransDigm, Inc.(d)	6.50%	05/15/2025	91,013
95,000	TreeHouse Foods, Inc.(d)	6.00%	02/15/2024	99,988
45,000	Tronox Finance LLC	6.38%	08/15/2020	45,394
130,000	Tronox Finance LLC(d)	7.50%	03/15/2022	134,550
55,000	Ultra Petroleum Corp.(d)(i)	6.13%	10/01/2024	39,325
40,000	United Rentals NA	5.88%	09/15/2026	41,850
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	82,700
125,000	Univision Communications, Inc.(d)	5.13%	05/15/2023	125,000
10,000	USG Corp.(d)	5.50%	03/01/2025	10,438
125,000	VWR Funding, Inc.(d)	4.63%	04/15/2022	138,944
100,000	Walter Investment Management Corp.	7.88%	12/15/2021	59,250
100,000	Watco Cos. LLC / Watco Finance Corp.(d)	6.38%	04/01/2023	102,000
120,000	WMG Acquisition Corp.(d)	4.13%	11/01/2024	133,306
				17,520,353

TOTAL HIGH YIELD DEBT (Cost $26,620,489)				26,580,842

Shares/Description				Value
SHORT-TERM INVESTMENTS - 7.81%
6,547,601	State Street Institutional Trust (7 Day Yield 0.53%)			6,547,601

TOTAL SHORT-TERM INVESTMENTS (Cost $6,547,601)				6,547,601

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 102.81% (Cost $86,855,865 )	$86,178,548
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS AND TOTAL RETURN SWAP CONTRACTS - 0.66%	556,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.47)%	(2,909,707)
NET ASSETS - 100.00%	$83,824,841

(a)	Non-income producing security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)
All or a portion of this position has not settled as of March 31, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $14,695,121, which represents approximately 17.53% of net assets as of March 31, 2017.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2017, the aggregate fair value of those securities was $2,808,453, representing 3.35% of net assets.

(f)	Pay-in-kind securities.
(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017.
(h)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2017.
(i)	Security is currently in default.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Depreciation
State Street Corp.	EUR	13,484,434	Sale	04/06/2017	14,386,499	(177,668)
State Street Corp.	GBP	2,424,719	Sale	04/06/2017	3,038,077	(55,500)
						$(233,168)

*	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2017 (Unaudited)

ASSETS:
Investment in securities:
At cost	$514,502,212
At value	$550,771,497
Investment in affiliates:
At cost	41,633,475
At value	39,390,503
Receivable for fund investments sold	23,025,855
Dividends receivable	708,614
Cash segregated at custodian for total return swap contracts	400,000
Receivable for fund shares sold	296,635
Unrealized appreciation on total return swap contracts	92,884
Prepaid expenses and other assets	24,082
Total Assets	614,710,070

LIABILITIES:
Facility loan fee payable	16,532
Payable for fund shares redeemed	389,271
Payable to Adviser	522,648
Payable for Fund Accounting and Administration fees	17,234
Accrued 12b-1 fees - Class R Shares	97,810
Payable for Custodian fees	8,212
Payable for Audit fees	3,369
Payable to Transfer agency	6,480
Payable to Trustees and Officers	23,939
Other accrued expenses	19,175
Total Liabilities	1,104,670
Net Assets	$613,605,400

NET ASSETS CONSIST OF:
Paid-in capital	$567,592,276
Accumulated net investment loss	(1,388,587)
Accumulated undistributed net realized gain/(loss)	13,282,514
Net unrealized appreciation/(depreciation)	34,119,197
Net Assets	$613,605,400

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	67

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2017 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$152,007,571
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	12,932,441
Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.75
Minimum Redemption Price Per Share(a)	$11.52
Class R Shares
Net Assets	$461,597,829
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	39,277,985
Net Asset Value Per Share, Offering and Redemption Price Per Share	$11.75
Minimum Redemption Price Per Share(a)	$11.52

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2017 (Unaudited)

ASSETS:
Investment in securities:
At cost	$2,212,943,918
At value	$2,159,414,272
Investment in affiliates:
At cost	27,803,361
At value	27,375,800
Receivable for fund investments sold	6,181,586
Interest receivable	4,734,276
Receivable for fund shares sold	2,127,366
Dividends receivable	2,024,602
Cash segregated at custodian for total return swap contracts	400,000
Prepaid expenses and other assets	36,216
Total Assets	2,202,294,118

LIABILITIES:
Facility loan fee payable	35,085
Payable for fund investments purchased	11,054,480
Payable for fund shares redeemed	3,324,794
Payable to Adviser	1,367,534
Payable for Fund Accounting and Administration fees	153,729
Accrued 12b-1 fees - Class R Shares	46,683
Payable for Custodian fees	18,452
Payable for Audit fees	7,683
Payable to Transfer agency	38,640
Payable to Trustees and Officers	50,898
Other accrued expenses	24,377
Total Liabilities	16,122,355
Net Assets	$2,186,171,763

NET ASSETS CONSIST OF:
Paid-in capital	$2,241,904,957
Accumulated net investment loss	(6,747,712)
Accumulated undistributed net realized gain/(loss)	4,971,725
Net unrealized appreciation/(depreciation)	(53,957,207)
Net Assets	$2,186,171,763

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	69

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2017 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,966,325,568
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	186,695,219
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.53
Minimum Redemption Price Per Share(a)	$10.32
Class R Shares
Net Assets	$219,846,195
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	20,843,854
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.55
Minimum Redemption Price Per Share(a)	$10.34

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2017 (Unaudited)

ASSETS:
Investment in securities:
At cost	$86,855,865
At value	$86,178,548
Foreign currency, at value (Cost $690,490)	688,097
Receivable for fund investments sold	3,719,930
Interest receivable	503,989
Cash segregated at custodian for forward foreign currency contracts	356,000
Cash segregated at custodian for total return swap contracts	200,000
Dividends receivable	49,729
Receivable for fund shares sold	3,749
Prepaid expenses and other assets	21,701
Total Assets	91,721,743

LIABILITIES:
Facility loan fee payable	1,302
Payable for fund investments purchased	7,443,156
Payable for fund shares redeemed	77,505
Unrealized depreciation on forward foreign currency contracts	233,168
Payable to Adviser	74,485
Payable for Fund Accounting and Administration fees	30,872
Accrued 12b-1 fees - Class R Shares	1,784
Payable for Custodian fees	7,348
Payable for Audit fees	13,992
Payable to Transfer agency	2,664
Payable to Trustees and Officers	5,371
Other accrued expenses	5,255
Total Liabilities	7,896,902
Net Assets	$83,824,841

NET ASSETS CONSIST OF:
Paid-in capital	$89,056,936
Accumulated net investment loss	(696,502)
Accumulated undistributed net realized gain/(loss)	(3,624,424)
Net unrealized appreciation/(depreciation)	(911,169)
Net Assets	$83,824,841

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	71

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2017 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$75,205,717
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	7,803,572
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.64
Minimum Redemption Price Per Share(a)	$9.45
Class R Shares
Net Assets	$8,619,124
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	895,323
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.63
Minimum Redemption Price Per Share(a)	$9.44

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$18,591,809
Dividend income from affiliated securities	2,547,735
Foreign taxes withheld	(1,106)
Total Investment Income	21,138,438

EXPENSES:
Investment Adviser fee	3,260,416
12b-1 fees - Class R Shares	606,728
Accounting and administration fee	105,671
Printing expenses	38,379
Compliance expenses	34,093
Facility loan fee	30,750
Transfer agent expenses	30,702
Registration expenses	28,584
Trustee expenses	23,010
Legal expenses	21,004
Custodian expenses	15,610
Audit expenses	11,344
Insurance expenses	8,048
24f-2 expenses	103
Miscellaneous expenses	18,486
Total Expenses	4,232,928
Net Investment Income	16,905,510

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:	15,979,046
Investments	14,997,684
Investments - affiliated securities	284,617
Total return swap contracts	696,745
Net realized gain/(loss)	15,979,046
Net change in unrealized appreciation/depreciation on:
Investments	4,968,533
Total return swap contracts	(742,401)
Net change in unrealized appreciation/depreciation	4,226,132
Net Realized and Unrealized Gain on Investments and Total return swap contracts	20,205,178
Net Increase in Net Assets Resulting from Operations	$37,110,688

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	73

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$22,527,914
Dividend income from affiliated securities	732,041
Interest income	30,139,800
Other income	1,624
Foreign taxes withheld	(5,285)
Total Investment Income	53,396,094

EXPENSES:
Investment Adviser fee	7,732,142
Accounting and administration fee	468,329
12b-1 fees - Class R Shares	273,710
Transfer agent expenses	124,210
Compliance expenses	87,587
Facility loan fee	84,528
Printing expenses	72,548
Trustee expenses	64,251
Legal expenses	58,118
Registration expenses	39,732
Custodian expenses	31,874
Insurance expenses	21,471
Audit expenses	15,658
Miscellaneous expenses	52,315
Net Expenses	9,126,473
Net Investment Income	44,269,621

REALIZED AND UNREALIZED GAIN/(LOSS):	(9,248,407)
Net realized gain/(loss) on:
Investments	11,232,997
Total return swap contracts	1,077,134
Net realized gain/(loss)	12,310,131
Net change in unrealized appreciation/depreciation on:
Investments	(21,558,538)
Total return swap contracts	(1,364,980)
Net change in unrealized appreciation/depreciation	(22,923,518)
Net Realized and Unrealized Loss on Investments and Total return swap contracts	(10,613,387)
Net Increase in Net Assets Resulting from Operations	$33,656,234

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$988,615
Interest income	1,211,377
Other income	17,594
Foreign taxes withheld	(1,189)
Total Investment Income	2,216,397

EXPENSES:
Investment Adviser fee	422,200
Accounting and administration fee	57,507
Registration expenses	18,117
Transfer agent expenses	16,130
Audit expenses	14,467
12b-1 fees - Class R Shares	9,593
Compliance expenses	6,855
Facility loan fee	3,332
Printing expenses	2,913
Trustee expenses	2,565
Legal expenses	2,255
Custodian expenses	1,763
Insurance expenses	804
Repayment of previously waived fees
Class I	1,586
Miscellaneous expenses	3,528
Total Expenses	563,615
Net Investment Income	1,652,782

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:	290,359
Investments	(757,384)
Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	1,047,743
Net realized gain/(loss)	290,359
Net change in unrealized appreciation/depreciation on:
Investments	1,649,663
Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(168,649)
Net change in unrealized appreciation/depreciation	1,481,014
Net Realized and Unrealized Gain on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	1,771,373
Net Increase in Net Assets Resulting from Operations	$3,424,155

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	75

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,905,510	$14,802,435
Net realized gain/(loss)	15,979,046	4,184,469
Long-term capital gain distributions from other investment companies	–	12,375,866
Net change in unrealized appreciation/depreciation	4,226,132	72,508,169
Net increase in net assets resulting from operations	37,110,688	103,870,939

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I shares	(4,278,200)	(6,736,524)
Class R shares	(12,750,376)	(22,371,981)
From net realized gains on investments:
Class I shares	–	(7,344,643)
Class R shares	–	(24,391,543)
From tax return of capital
Class I shares	–	(1,484,480)
Class R shares	–	(4,929,957)
Net decrease in net assets from distributions to shareholders	(17,028,576)	(67,259,128)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	35,453,152	121,823,509
Reinvestment of distributions	2,932,887	6,606,226
Cost of shares redeemed	(92,621,818)	(103,465,701)
Redemption fees(a)	34,590	30,962
Net increase/(decrease) in net assets from capital share transactions	(54,201,189)	24,994,996

Class R Shares
Proceeds from shares sold	33,248,969	188,454,090
Reinvestment of distributions	12,668,176	51,279,929
Cost of shares redeemed	(168,103,378)	(237,125,522)
Redemption fees(a)	665	100,098
Net increase/(decrease) in net assets from capital share transactions	(122,185,568)	2,708,595

Net Increase/(Decrease) in Net Assets	(156,304,645)	64,315,402

NET ASSETS:
Beginning of period	$769,910,045	$705,594,643
End of period (including accumulated net investment loss of $(1,388,587) and $(1,265,521))	613,605,400	769,910,045

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	3,077,616	11,289,586
Shares issued in reinvestment of distributions	256,877	619,966
Shares redeemed	(8,212,041)	(9,635,098)
Net increase/(decrease) from share transactions	(4,877,548)	2,274,454

Class R Shares
Shares sold	2,913,780	17,251,837
Shares issued in reinvestment of distributions	1,109,779	4,838,916
Shares redeemed	(14,925,917)	(22,055,062)
Net increase/(decrease) from share transactions	(10,902,358)	35,691

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	77

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,269,621	$96,592,250
Net realized gain/(loss)	12,310,131	10,688,426
Long-term capital gain distributions from other investment companies	–	487,125
Net change in unrealized appreciation/depreciation	(22,923,518)	62,525,390
Net increase in net assets resulting from operations	33,656,234	170,293,191

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I shares	(44,121,299)	(106,976,753)
Class R shares	(4,839,743)	(13,530,672)
From net realized gains on investments:
Class I shares	–	–
Class R shares	–	–
From tax return of capital
Class I shares	–	(2,958,882)
Class R shares	–	(374,246)
Net decrease in net assets from distributions to shareholders	(48,961,042)	(123,840,553)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	392,014,303	712,566,527
Reinvestment of distributions	32,040,246	76,214,367
Cost of shares redeemed	(267,042,620)	(742,568,835)
Redemption fees(a)	41,025	210,017
Net increase in net assets from capital share transactions	157,052,954	46,422,076

Class R Shares
Proceeds from shares sold	36,951,041	68,010,418
Reinvestment of distributions	4,623,956	13,444,782
Cost of shares redeemed	(50,993,169)	(88,957,417)
Redemption fees(a)	14,885	27,609
Net decrease in net assets from capital share transactions	(9,403,287)	(7,474,608)

Net Increase in Net Assets	132,344,859	85,400,106

NET ASSETS:
Beginning of period	$2,053,826,904	$1,968,426,798
End of period (including accumulated net investment loss of $(6,747,712) and $(2,056,291))	2,186,171,763	2,053,826,904

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	37,203,653	68,830,101
Shares issued in reinvestment of distributions	3,047,156	7,369,921
Shares redeemed	(25,392,125)	(71,637,895)
Net increase from share transactions	14,858,684	4,562,127

Class R Shares
Shares sold	3,503,144	6,550,575
Shares issued in reinvestment of distributions	439,062	1,299,306
Shares redeemed	(4,839,406)	(8,574,332)
Net decrease from share transactions	(897,200)	(724,451)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	79

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,652,782	$4,071,206
Net realized gain/(loss)	290,359	(3,178,207)
Long-term capital gain distributions from other investment companies	–	20,217
Net change in unrealized appreciation/depreciation	1,481,014	6,764,746
Net increase in net assets resulting from operations	3,424,155	7,677,962

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(1,856,615)	(4,642,974)
Class R Shares	(175,760)	(445,943)
From tax return of capital
Class I Shares	–	(210,875)
Class R Shares	–	(20,254)

Net decrease in net assets from distributions to shareholders	(2,032,375)	(5,320,046)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	9,634,586	24,410,340
Reinvestment of distributions	1,568,120	4,118,885
Cost of shares redeemed	(10,856,074)	(45,430,640)
Redemption fees(a)	5,775	13,755
Net increase/(decrease) in net assets from capital share transactions	352,407	(16,887,660)

Class R Shares
Proceeds from shares sold	1,938,801	1,411,129
Reinvestment of distributions	173,635	461,945
Cost of shares redeemed	(815,494)	(5,289,180)
Redemption fees(a)	211	1,378
Net increase/(decrease) in net assets from capital share transactions	1,297,153	(3,414,728)

Net Increase/(Decrease) in Net Assets	3,041,340	(17,944,472)

NET ASSETS:
Beginning of period	$80,783,501	$98,727,973
End of period (including accumulated net investment income of $696,502 and $316,909)	83,824,841	80,783,501

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	1,006,521	2,711,494
Shares issued in reinvestment of distributions	163,769	454,857
Shares redeemed	(1,127,682)	(5,034,866)
Net increase/(decrease) from share transactions	42,608	(1,868,515)

Class R Shares
Shares sold	201,878	155,491
Shares issued in reinvestment of distributions	18,154	51,076
Shares redeemed	(85,299)	(576,858)
Net increase/(decrease) from share transactions	134,733	(370,291)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	81

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value ‐ beginning of period
Income/(Loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments(b)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid‐in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(e)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(g)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)

Ratio of net investment income to average net assets including fee waivers and reimbursements(g)
Portfolio turnover rate

(a)	Commenced operations on August 11, 2014.
(b)	Based on average shares outstanding during the period.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to realized and unrealized gains and losses on investments of the Fund.

(d)	Less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(h)	Annualized.

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period ended September 30, 2014(a)
$11.33		$10.74	$13.06	$13.16

0.30		0.23	0.44	0.08
0.46		1.33	(1.30)	(0.18	)(c)
0.76		1.56	(0.86)	(0.10)

(0.34)		(0.42)	(0.60)	–
–		(0.45)	(0.86)	–
–		(0.10)	–	–
(0.34)		(0.97)	(1.46)	–
0.00	(d)	0.00 (d)	0.00 (d)	–
0.42		0.59	(2.32)	(0.10)
$11.75		$11.33	$10.74	$13.06

6.77	%(f)	15.35%	(7.50%)	(0.76	%)(f)

$152,008		$201,712	$166,905	$39,623
1.11	%(h)	1.11%	1.11%	1.20	%(h)
1.11	%(h)	1.11%	1.11%	1.20	%(h)

5.36	%(h)	2.11%	3.62%	2.93	%(h)

5.36	%(h)	2.11%	3.62%	2.93	%(h)
22	%(f)	19%	23%	46	%(f)

Semi-Annual Report | March 31, 2017	83

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value ‐ beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid‐in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value ‐ end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

[84]	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
$11.32		$10.74	$13.05	$12.65	$12.37	$11.18

0.29		0.20	0.39	0.32	0.20	0.20
0.46		1.32	(1.27)	1.00	0.96	2.01
0.75		1.52	(0.88)	1.32	1.16	2.21

(0.32)		(0.40)	(0.57)	(0.24)	(0.35)	(0.50)
–		(0.45)	(0.86)	(0.68)	(0.53)	(0.52)
–		(0.09)	–	–	–	–
(0.32)		(0.94)	(1.43)	(0.92)	(0.88)	(1.02)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.43		0.58	(2.31)	0.40	0.28	1.19
$11.75		$11.32	$10.74	$13.05	$12.65	$12.37

6.73	%(d)	14.98%	(7.67%)	10.81%	10.08%	21.05%

$461,598		$568,198	$538,689	$705,299	$647,365	$569,324
1.36	%(f)	1.36%	1.35%	1.37%	1.35%	1.36%
1.36	%(f)	1.36%	1.35%	1.37%	1.35%	1.36%

5.13	%(f)	1.90%	3.16%	2.60%	1.66%	1.74%

5.13	%(f)	1.90%	3.16%	2.60%	1.66%	1.74%
22	%(d)	19%	23%	46%	46%	30%

Semi-Annual Report | March 31, 2017	85

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value ‐ beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/ (loss) on investments(a)
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid‐in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
$10.61		$10.37	$10.88	$10.62	$11.33	$10.59

0.23		0.51	0.56	0.59	0.52	0.57
(0.06)		0.39	(0.55)	0.38	(0.51)	0.82
0.17		0.90	0.01	0.97	0.01	1.39

(0.25)		(0.64)	(0.52)	(0.66)	(0.63)	(0.63)
–		–	–	(0.05)	(0.09)	(0.02)
–		(0.02)	–	–	–	–
(0.25)		(0.66)	(0.52)	(0.71)	(0.72)	(0.65)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.08)		0.24	(0.51)	0.26	(0.71)	0.74
$10.53		$10.61	$10.37	$10.88	$10.62	$11.33

1.60	%(d)	9.00%	0.04%	9.38%	(0.03%)	13.56%

$1,966,326		$1,822,874	$1,735,108	$1,148,744	$785,974	$878,631
0.85	%(f)	0.86%	0.86%	0.91%	0.89%	0.90%
0.85	%(f)	0.86%	0.86%	0.91%	0.89%	0.90%

4.35	%(f)	4.92%	5.24%	5.47%	4.68%	5.20%

4.35	%(f)	4.92%	5.24%	5.47%	4.68%	5.20%
28	%(d)	36%	29%	56%	80%	74%

Semi-Annual Report | March 31, 2017	87

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/ (loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
$10.62		$10.39	$10.89	$10.63	$11.34	$10.60

0.22		0.49	0.54	0.57	0.49	0.54
(0.06)		0.37	(0.55)	0.38	(0.51)	0.82
0.16		0.86	(0.01)	0.95	(0.02)	1.36

(0.23)		(0.61)	(0.49)	(0.64)	(0.60)	(0.61)
–		–	–	(0.05)	(0.09)	(0.02)
–		(0.02)	–	–	–	–
(0.23)		(0.63)	(0.49)	(0.69)	(0.69)	(0.63)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
(0.07)		0.23	(0.50)	0.26	(0.71)	0.74
$10.55		$10.62	$10.39	$10.89	$10.63	$11.34

1.57	%(d)	8.62%	(0.12%)	9.09%	(0.29%)	13.28%

$219,846		$230,953	$233,319	$232,191	$270,560	$453,520
1.10	%(f)	1.11%	1.11%	1.16%	1.14%	1.15%
1.10	%(f)	1.11%	1.11%	1.16%	1.14%	1.15%

4.10	%(f)	4.67%	4.97%	5.26%	4.40%	4.96%

4.10	%(f)	4.67%	4.97%	5.26%	4.40%	4.96%
28	%(d)	36%	29%	56%	80%	74%

Semi-Annual Report | March 31, 2017	89

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
$9.48		$9.18		$10.25		$9.95	$10.00

0.19		0.44		0.43		0.47	0.22
0.20		0.44		(0.77)		0.33	(0.07)
0.39		0.88		(0.34)		0.80	0.15

(0.23)		(0.55)		(0.53)		(0.50)	(0.20)
–		–		(0.20)		–	–
–		(0.03)		–		–	–
(0.23)		(0.58)		(0.73)		(0.50)	(0.20)
0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)
0.16		0.30		(1.07)		0.30	(0.05)
$9.64		$9.48		$9.18		$10.25	$9.95

4.17	%(d)	10.09%		(3.50%)		8.16%	1.52	%(d)

$75,206		$73,580		$88,360		$69,473	$25,472

1.31	%(f)(g)	1.34	%(g)	1.36	%(g)	1.39%	1.58	%(f)
1.31	%(f)(g)	1.34	%(g)	1.36	%(g)	1.35%	1.35	%(f)

3.94	%(f)(g)	4.86	%(g)	4.40	%(g)	4.45%	2.65	%(f)

3.94	%(f)(g)	4.86	%(g)	4.40	%(g)	4.49%	2.88	%(f)

1.31	%(f)(g)	1.34	%(g)	1.35	%(g)	N/A	N/A
1.31	%(f)(g)	1.34	%(g)	1.35	%(g)	N/A	N/A

3.94	%(f)(g)	4.86	%(g)	4.41	%(g)	N/A	N/A

3.94	%(f)(g)	4.86	%(g)	4.41	%(g)	N/A	N/A
68	%(d)	40%		70%		91%	117	%(d)

Semi-Annual Report | March 31, 2017	91

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2017, September 30, 2016 and September 30, 2015 were 0.00%, 0.00% and 0.06%, respectively.

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value ‐ beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid‐in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
$9.47		$9.17		$10.24		$9.95	$10.00

0.17		0.43		0.41		0.46	0.21
0.21		0.43		(0.77)		0.31	(0.07)
0.38		0.86		(0.36)		0.77	0.14

(0.22)		(0.54)		(0.51)		(0.48)	(0.19)
–		–		(0.20)		–	–
–		(0.02)		–		–	–
(0.22)		(0.56)		(0.71)		(0.48)	(0.19)
0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)
0.16		0.30		(1.07)		0.29	(0.05)
$9.63		$9.47		$9.17		$10.24	$9.95

4.02	%(d)	9.83%		(3.76%)		7.78%	1.38	%(d)

$8,619		$7,203		$10,368		$16,163	$22,115

1.60	%(f)(g)	1.62	%(g)	1.61	%(g)	1.63%	1.80	%(f)
1.60	%(f)(g)	1.60	%(g)	1.61	%(g)	1.60%	1.60	%(f)

3.64	%(f)(g)	4.69	%(g)	4.14	%(g)	4.40%	2.60	%(f)

3.64	%(f)(g)	4.71	%(g)	4.14	%(g)	4.43%	2.80	%(f)

1.60	%(f)(g)	1.62	%(g)	1.60	%(g)	N/A	N/A
1.60	%(f)(g)	1.60	%(g)	1.60	%(g)	N/A	N/A

3.64	%(f)(g)	4.69	%(g)	4.15	%(g)	N/A	N/A

3.64	%(f)(g)	4.71	%(g)	4.15	%(g)	N/A	N/A
68	%(d)	40%		70%		91%	117	%(d)

Semi-Annual Report | March 31, 2017	95

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2017, September 30, 2016 and September 30, 2015 were 0.04%, 0.01% and 0.07%, respectively.

See Notes to Financial Statements.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust  Agreement   permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class -specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The  RiverNorth  Core  Opportunity  Fund  (the “Core Opportunity  Fund”)  was  organized  as  a diversified  series  of  the  Trust  on  July 18,  2006  and  commenced  investment  operations  on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class  R  Shares.  The  investment  adviser  to  the  Core  Opportunity  Fund  is  RiverNorth   Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital  Management,  L.P.  (“Oaktree  Capital,”  and  with  DoubleLine,  each  a  “Sub-Adviser”  or collectively, the “Sub-Advisers”).  The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however,  actual results may differ from those estimates, and the security valuations reflected in the financial statements  may differ from the value the Funds ultimately realize upon sale of the securities. The financial  statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2017.

Semi-Annual Report | March 31, 2017	97

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations.  If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security  transactions  on  the  trade  date  basis. The  specific  identification  method  is  used  for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available  to the  Funds  and  interest  income  and  expenses  are  recorded  on  an accrual  basis. Discounts and premiums on securities purchased are  amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and  rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally,  4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments  due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities:  The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available  funds  from  operations. It  is  possible  for  these  dividends  to  exceed  the  underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated  as  a  return  of  capital.  Distributions  received  from  investments  in  securities  that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject  to a  redemption fee of 2% if redeemed  within  90 days of  purchase. For  the  six  months ended  March  31,  2017,  the Core Opportunity Fund, Strategic Income Fund, and High Income Fund received redemption fees of $35,255, $55,910, and $5,986, respectively.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

Federal Income Taxes:  The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required  amount  of  net  investment  income  is  not  distributed,   the  Funds  could  incur  a  tax expense.

As of and during the six months ended March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal  purposes  and  four  years  for  most  state  returns.  Tax  returns  for  open  years  have incorporated no uncertain tax positions that require a provision  for income taxes.

Distributions  to  Shareholders:  Distributions  to  shareholders,  which  are  determined  in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial  reporting  purposes  of distributions  made to  shareholders  during  the  year  from  net investment  income or net  realized capital gains may differ from their  ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net  assets based on their ultimate characterization  for federal income  tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market  of  the  investment.  GAAP  establishes  a  three-tier  hierarchy  to  maximize  the  use  of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained  from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Semi-Annual Report | March 31, 2017	99

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, business development company bonds, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing  service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when  restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments  and open-end funds, are generally priced at the ending net  asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Domestic  and  foreign  fixed  income  securities,  including  foreign  and  U.S.  corporate  bonds,  U.S. Government bonds and notes, foreign government  bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange  traded  derivatives,  including  forward  foreign  currency  contracts  and  total  return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs.  Foreign Currency  positions, including forward foreign currency contracts, are priced at the mean between the closing  bid and asked prices  at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates  of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds,  default  rates,  delinquency  assumptions  and  assumptions  regarding  collateral  and  loss assumptions. These securities will be classified as Level 2 securities.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Short-term  investments  in  fixed  income  securities,  with  maturities  of  less  than  60  days  when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might  reasonably  expect  to  receive  for  them  upon  their  current  sale.  Methods which  are  in accordance with this  principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other  methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small  number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing  may also be  used in instances when  the bonds the Funds invest in default  or otherwise cease to have market quotations readily available. Investments in foreign securities,  junk  bonds  or  other  thinly  traded  securities  are  more  likely  to  trigger  good  faith  pricing  than  other securities.

Semi-Annual Report | March 31, 2017	101

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The following is a summary of the inputs used at March 31, 2017 in valuing the Funds’ assets  and liabilities:

Core Opportunity Fund
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$406,081,294	$–	$–	$406,081,294
Exchange-Traded Funds	55,722,459	–	–	55,722,459
Preferred Stocks	1,593,166	–	–	1,593,166
Short-Term Investments	126,765,081	–	–	126,765,081
Total	$590,162,000	$–	$–	$590,162,000

		Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$92,884	$–	$92,884
Total	$–	$92,884	$–	$92,884

Strategic Income Fund
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$597,331,671	$–	$–	$597,331,671
Business Development Companies	12,762,677	–	–	12,762,677
Business Development Company Bonds	6,092,378	–	–	6,092,378
Common Stocks	7,529,209	–	–	7,529,209
Open-End Funds	27,375,800	–	–	27,375,800
Preferred Stocks	16,020,510	–	–	16,020,510
Business Development Company Senior Notes	13,121,381	–	–	13,121,381
Foreign Corporate Bonds	–	21,589,199	–	21,589,199
U.S. Corporate Bonds	–	73,117,122	–	73,117,122
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	9,517,437	–	9,517,437
Collateralized Loan Obligations	–	14,422,053	–	14,422,053
Non-Agency Collateralized Mortgage Obligations	–	433,459,291	13,369,296	446,828,587
U.S. Government Bonds and Notes	–	107,179,432	–	107,179,432
Municipal Bonds	–	22,212,474	–	22,212,474
U.S. Government / Agency Mortgage Backed Securities	–	213,813,070	–	213,813,070

102	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Strategic Income Fund (continued)
	Valuation Inputs (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Rights and Warrants	$4,200	$–	$–	$4,200
Short-Term Investments	597,872,872	–	–	597,872,872
Total	$1,278,110,698	$895,310,078	$13,369,296	$2,186,790,072

High Income Fund
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$20,396,853	$–	$–	$20,396,853
Common Stocks	95,700	5,134	–	100,834
Bank Loans	–	32,552,418	–	32,552,418
High Yield Debt	–	26,580,842	–	26,580,842
Short-Term Investments	6,547,601	–	–	6,547,601
Total	$27,040,154	$59,138,394	$–	$86,178,548

		Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Forward Foreign Currency Contracts	–	(233,168)	–	(233,168)
Total	$–	$(233,168)	$–	$(233,168)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Semi-Annual Report | March 31, 2017	103

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of October 1, 2016	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2017	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2017
Strategic Income Fund
Non-Agency Collateralized Mortgage Obligations	$–	$–	$–	$–	$116	$13,369,180	$–	$–	$–	$13,369,296	$–
Total	$–	$–	$–	$–	$116	$13,369,180	$–	$–	$–	$13,369,296	$–

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2017:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Non-Agency Collateralized Mortgage Obligations	$13,369,296	Third-Party Vendor Pricing Service	Vendor Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Vendor Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between levels during the period.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2017, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Semi-Annual Report | March 31, 2017	105

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

If required by the forward foreign currency contracts, the High Income Fund has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

Total Return Swaps

Certain Funds may enter into total return swaps. During the six months ended March 31, 2017, the Core Opportunity Fund and the Strategic Income Fund invested in total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps, and this is reflected as Cash segregated at Custodian for total return swap contracts on each Fund's respective Statement of Assets and Liabilities.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2017:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$92,884

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(233,168)

Semi-Annual Report | March 31, 2017	107

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2017:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/ Net change in unrealized appreciation/depreciation on Total return swap contracts	$696,745	$(742,401)
Strategic Income Fund	Equity Contracts (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/ Net change in unrealized appreciation/depreciation on Total return swap contracts	$1,077,134	$(1,364,980)
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts/ Net change in unrealized appreciation/ depreciation on Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	$596,240	$(180,125)

108	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The forward currency contracts and total return swap contracts average notional amount during the six months ended March 31, 2017 is noted below.

Fund	Average Notional Amount of Total Return Swap Contracts
Core Opportunity Fund	$32,358,188
Strategic Income Fund	$2,700,573

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$16,492,533

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2017.

Offsetting of Derivatives Asset
March 31, 2017
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
Core Opportunity Fund
Total Return Swap Contracts	$92,884	$–	$92,884	$–	$–	$92,884
Total	$92,884	$–	$92,884	$–	$–	$92,884

Semi-Annual Report | March 31, 2017	109

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Offsetting of Derivatives Liability

March 31, 2017

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$233,168	$–	$233,168	$–	$(233,168)	$–
Total	$233,168	$–	$233,168	$–	$(233,168)	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At March 31, 2017, the High Income Fund had $7,442,720 in unsettled domestic and foreign loan commitments.

110	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

6. Advisory Fees, Trustee Fees and other agreements

The Adviser serves as the investment adviser to the Funds.  Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies.  As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The Chief Compliance Officer (“CCO”) of the Funds is an affiliate of the Funds. For the six months ended March 31, 2017, the total related amounts paid by the Funds for CCO fees are included in Compliance expenses on the Statement of Operations.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to defer collection of the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2018 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser. Any deferral or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Semi-Annual Report | March 31, 2017	111

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

As of the year ended September 30, 2016, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2017	2018	2019
High Income Fund
Class I	N/A	N/A	N/A
Class R	$7,302	N/A	$1,430
Total	$7,302	N/A	$1,430

For the year ended September 30, 2016, the High Income Fund repaid previously waived fees of $2,451 in Class I and $2,196 in Class R.

Additionally, for the six months ended March 31, 2017 the Adviser opted to forgo $77,424 in management fees in the Strategic Income Fund related to the Fund's investment in an affiliate fund, the High Income Fund.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of the Trust, provide or arrange to be provided to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds.  The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets.  Under the Plan the Trust may engage in any activities related to the distribution of Fund shares.  The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statement of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser received no salary or fees from the Trust. Effective October 1, 2016, each Trustee who is not an “interested person” receives a fee of $16,500 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $500 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. The Trustees are also compensated for their services as independent directors of other funds within the fund complex.1

112	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

[1]	The Fund Complex consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund, and the RiverNorth/Oaktree High Income Fund, each a series of the RiverNorth Funds Trust, and the RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. and the RiverNorth Marketplace Lending Corporation.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2017.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2016, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$28,127,548	$980,957	$31,736,186	$6,414,437	$67,259,128
Strategic Income Fund*	120,507,425	–	–	3,333,128	123,840,553
High Income Fund*	5,088,917	–	–	231,129	5,320,046

*

Classification of Distributions: Net investment income and net realized gain may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Semi-Annual Report | March 31, 2017	113

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2016, certain differences were reclassified. These differences were primarily due to book/tax distribution differences and to the different tax treatment of certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Core Opportunity Fund	$–	$11,541,169	$(11,541,169)
Strategic Income Fund	–	9,901,878	(9,901,878)
High Income Fund	–	(103,479)	103,479

At September 30, 2016, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$–	$(1,180,132)	$27,946,429	$(835,285)	$25,931,012
Strategic Income Fund	–	(6,695,539)	(31,676,556)	(2,056,291)	(40,428,386)
High Income Fund	–	(3,854,645)	(2,452,321)	(316,909)	(6,623,875)

Capital Losses: As of September 30, 2016 the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

The Strategic Income Fund capital loss carryovers used during the period ended September 30, 2016 were $5,106,381.

Capital losses carried forwards were as follows:

Fund	Short-Term	Long-Term
Strategic Income Fund	$2,591,573	$–
High Income Fund	494,993	365,240

The Core Opportunity Fund, Strategic Income Fund and High Income Fund has elected to defer to the year ending September 30, 2017, capital losses recognized during the period November 1, 2015 to September 30, 2016, in the amount of $1,180,132, $4,103,966 and $2,994,412, respectively.

The High Income Fund elected to defer to the period ending September 30, 2017, late ordinary losses in the amount of $368,542.

114	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2017, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$55,576,771	$(23,525,534)	$32,051,237	$558,110,763
Strategic Income Fund*	56,779,641	(112,599,475)	(55,819,834)	2,242,609,906
High Income Fund*	1,425,602	(2,285,996)	(860,394)	87,038,942

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to PFIC’s, wash sales and tax treatment of certain other investments.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2017, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$114,757,936	$269,767,405
Strategic Income Fund	399,999,401	336,888,991
High Income Fund	58,475,876	52,316,839
Investment Transactions in U.S. Government Obligations for the six months ended March 31, 2017 were as follows:
Fund	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$114,618,443	$96,692,759

Semi-Annual Report | March 31, 2017	115

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

9. affiliated Companies

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2017 were as follows:

Core Opportunity Fund

Security Name	Share Balance as of September 30, 2016	Purchases	Sales	Share Balance as of March 31, 2017	Market Value as of March 31, 2017	Dividends	Realized Gain/(Loss)
Clough Global Opportunities Fund	3,053,415	132,193	(458,263)	2,727,345	$28,064,380	$1,791,364	$376,706
Clough Global Equity Fund	1,211,584	88,005	(403,535)	896,054	$11,326,123	$756,371	$(92,089)
					$39,390,503	$2,547,735	$284,617

Strategic Income Fund

Security Name	Share Balance as of September 30, 2016	Purchases	Sales	Share Balance as of March 31, 2017	Market Value as of March 31, 2017	Dividends	Realized Gain/(Loss)
RiverNorth/Oaktree High Income Fund, Class I	2,772,396	67,594	–	2,839,990	$27,375,800	$732,041	$–
					$27,375,800	$732,041	$–

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015 and on April 5, 2016. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater. From October 1, 2016 through March 31, 2017, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.15%. The Revolving Credit Agreement expires on April 4, 2017. For the six months ended March 31, 2017, the Funds did not borrow under the Agreement.

116	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

11.	BENEFICIAL OWNERSHIP

On March 31, 2017, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2017, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund - Class I	National Financial Services, LLC	39.42%
Core Opportunity Fund - Class I	Charles Schwab & Company, Inc.	30.40%
Core Opportunity Fund - Class R	National Financial Services, LLC	81.87%
Strategic Income Fund - Class I	Charles Schwab & Company, Inc.	28.49%
Strategic Income Fund - Class R	Charles Schwab & Company, Inc.	42.67%
High Income Fund - Class I	RiverNorth/DoubleLine Strategic Income Fund	36.36%
High Income Fund - Class I	Charles Schwab & Company, Inc.	26.30%
High Income Fund - Class R	Charles Schwab & Company, Inc.	60.32%

12.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13.	SUBSEQUENT EVENTS

On April 4, 2017 the Revolving Credit Agreement was renewed for an additional 364‐day period, to expire on April 3, 2018.

14.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X, which will require standardized, enhanced disclosure about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

Semi-Annual Report | March 31, 2017	117

RiverNorth Funds	Additional Information

March 31, 2017 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

118	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2017 (Unaudited)

RENEWAL OF MANAGEMENT AGREEMENT

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC
At an in-person meeting of the Board, held on November 15, 2016 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between the RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator, including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and information regarding the performance of Funds and their benchmark indices and peer funds. Prior to the in-person Board meeting held on November 15, 2016, the Independent Trustees held a special meeting on November 7, 2016 to discuss the materials. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Core Opportunity Fund
Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund for the three month, one-year, three-year, five-year and since inception periods ended July 31, 2016. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation-50% to 70% Equity fund universe. The Trustees also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the Allocation-50% to 70% Equity universe averages for the three months and one-year, three-year and five-year periods and underperformed the universe for the since inception period. The Board noted in its review of performance that the Core Opportunity Fund’s Retail Class Shares’ lowest universe ranking was 47 out of 63 for the since inception period, and 8 and 11 out of 90 for the 3 months and one-year periods.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Allocation-50% to 70% Equity fund universe. The Board noted that the Core Opportunity Fund’s Retail Class Shares’ annual net expense ratio of 1.35% was higher than the median of 1.16% and also higher than the average of 1.24% for the peer group. The Board also noted that the annual net expense ratio of 1.35% placed the Core Opportunity Fund in the lowest quartile for the universe, with a rank of 72 out of 92 funds. The Board noted, however, that the higher net fees were partially attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

Semi-Annual Report | March 31, 2017	119

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2017 (Unaudited)

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.70% median and the 0.82% average paid by the peer funds. The Board noted that the lowest fee for the peer group was 0.41%. The Board noted, however, that the funds in the lowest management fee range, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although fees were high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services to be provided by the Adviser.

Strategic Income Fund
Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the three month, one-year, three-year, five-year and since inception periods ended July 31, 2016. The Board noted that the Strategic Income Fund outperformed peer mutual funds in FUSE’s Multisector Bond fund universe for each period. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the Fund’s performance compared favorably with the universe averages.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Strategic Income Fund’s Retail Class Shares’ annual net expense ratio of 1.11% was lower than the median of 1.12% and lower than the average of 1.13% for the other funds in the peer group, and less than the highest, which was 1.71%. The Board also noted that the annual net expense ratio of 1.11% for the Retail Class Shares placed the Strategic Income Fund in the third quartile for the universe, with a rank of 32 out of 46 funds.

The Board also noted that the annual management fee of 0.75% for the Fund was equal to the 0.75% median and below the 0.76% average paid by the peer funds. The Board noted that the lowest fee for the peer group was 0.45%. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services to be provided to the Fund.

High Income Fund
Regarding the High Income Fund, the Board reviewed the performance of the Fund for the three month, one-year, three-year and since inception periods ended July 31, 2016. The Board noted that the High Income Fund outperformed the peer funds in FUSE’s High Yield Bond fund universe for each period. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the performance compared favorably with the universe averages.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the High Yield Bond fund universe. The Board noted that the High Income Fund’s Retail Class Shares’ annual net expense ratio of 1.60% was higher than the median of 1.20% and the average of 1.26% for the other funds in the peer group, and less than highest, which was 1.63%. The Board also noted that the annual net expense ratio of 1.60% for the Retail Class Shares placed the High Income Fund in the fourth quartile for the universe, with a rank of 130 out of 131 funds.

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Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2017 (Unaudited)

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.96% median and below the 1.17% average paid by the peer funds. The Board noted that the minimum fee for the peer group is 0.44%. The Board, including the Independent Trustees, determined that the fees were comparable to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. In response to a question from the Trustees, the Adviser noted that the Adviser’s profitability was higher for the year as compared to previous profitability reports due to a difference in employee compensation and bonus calculations for accounting purposes.  The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.  The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Semi-Annual Report | March 31, 2017	121

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2017 (Unaudited)

Consideration and Renewal of Investment Sub-Advisory Agreements with DoubleLine Capital, LP and Oaktree Capital Management, L.P. – Strategic Income Fund and High Income Fund
At an in-person meeting of the Board, held on November 15, 2016 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub-advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine”) related to the Strategic Income Fund and the materials provided in support of the proposed renewal of the sub-advisory agreement (the “Oaktree Agreement” and together with the DoubleLine Agreement, the “Sub-Advisory Agreements”) between the Adviser and Oaktree Capital Management, L.P. (“Oaktree” and together with DoubleLine, the “Sub-Advisers”) related to the High Income Fund (together with the Strategic Income Fund, the “Funds”). Prior to the in-person Board meeting held on November 15, 2016, the Independent Trustees held a special meeting on November 7, 2016 to discuss the materials. The Board then considered the renewal of the Sub-Advisory Agreements. The Board received materials compiled by each Sub-Adviser and the Funds’ administrator including a copy of the Sub-Advisory Agreements, each Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of each Sub-Adviser’s Form ADV, and information regarding the performance of the Funds and their benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreements: (i) the investment performance of each Fund and the investment performance of the Sub-Advisers, (ii) the nature, extent and quality of the services provided by Sub-Advisers to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by each Sub-Adviser and any of its affiliates from the relationship with the Funds, (v) the extent to which economies of scale will be realized by the Funds as they grow, and (vi) whether the fee levels of each Fund reflected the economies of scale to the benefit of each Fund’s shareholders.

The Board reviewed the performance of the Strategic Income Fund for the three month, one-year, three-year, five-year and since inception periods ended July 31, 2016. The Board noted that the Strategic Income Fund outperformed the funds FUSE’s Multisector Bond fund universe for each period. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with the universe averages and to the returns of the relative benchmark index.

The Board reviewed the performance of the High Income Fund for the three month, one-year, three-year and since inception periods ended July 31, 2016. The Board noted that the High Income Fund outperformed the peer funds in the FUSE High Yield Bond fund universe for each period. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree to relevant securities indices. The Board, including the Independent Trustees, concluded that the performance was in line with the universe averages.

As to the comparative fees and expenses, the Board considered the management fee paid by the each Fund to the Adviser, and noted that the Adviser pays each Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to each Sub-Adviser was reasonable as well given the fees each Sub-Adviser charges other clients to manage similar strategies.

122	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements

March 31, 2017 (Unaudited)

As to the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board considered that under the terms of the Sub-Advisory Agreements, the Sub-Advisers would, subject to the supervision of the Board, provide to the Funds such investment advice as the Sub-Advisers, in their discretion, deem advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Form ADV of each Sub-Adviser, which provided details regarding the experience of each Sub-Adviser’s investment personnel. The Sub-Advisers also provided additional information regarding their operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that each Sub-Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Advisers, the Board reviewed each Sub-Adviser’s financial condition. The Board noted that financial condition of each Sub-Adviser was stable. The Board, including the Independent Trustees determined that the Sub-Advisory Agreements and the compensation to the Sub-Advisers were reasonable and the financial condition of each Sub-Adviser was adequate. The Board noted that neither Sub-Adviser has affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each the Strategic Income Fund and High Income Fund to continue the Sub-Advisory Agreements between the Adviser and each Sub-Adviser with respect to the Funds for an additional one-year period.

Semi-Annual Report | March 31, 2017	123

RiverNorth Funds	Notes

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds
RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund
RiverNorth/Oaktree High Income Fund

Board of Trustees
Patrick W. Galley, CFA, Chairman
James G. Kelley
 John S. Oakes
 Fred G. Steingraber
 John K. Carter

Investment Adviser
RiverNorth Capital Management, LLC

Sub Advisers
 DoubleLine Capital LP
Oaktree Capital Management, L.P.

Transfer Agent, Administrator and
Dividend Disbursing Agent
ALPS Fund Services, Inc.

Distributor
ALPS Distributors, Inc.

Custodian
State Street Bank & Trust

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report.

(a)(2)
Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 9, 2017

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 9, 2017